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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Capital Allocation Fund
ING Core Equity Research Fund
ING Corporate Leaders 100 Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Small Company Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Capital Allocation Fund	as of February 29, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 99.4%
		Affiliated Investment Companies: 99.4%
1,954,794	@	ING Alternative Beta Fund - Class I	$21,150,874	10.0
713,470	@	ING Emerging Markets Equity Fund - Class I	8,490,291	4.0
2,221,243		ING Equity Dividend Fund - Class I	24,278,182	11.5
1,087,625		ING Global Bond Fund - Class I	12,670,829	6.0
637,078		ING Global Real Estate Fund - Class I	10,550,009	5.0
954,223	@	ING Growth Opportunities Fund - Class I	25,019,736	11.8
3,799,109		ING High Yield Bond Fund - Class I	29,860,993	14.1
3,684,199	@	ING Index Plus International Equity Fund - Class I	29,363,069	13.9
2,988,917		ING Intermediate Bond Fund - Class I	29,709,835	14.1
485,950	@	ING MidCap Opportunities Fund - Class I	10,559,698	5.0
556,840	@	ING Small Company Fund - Class I	8,391,582	4.0
		Total Mutual Funds (Cost $188,967,052)	210,045,098	99.4

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
		Energy: —%
200,000	±, X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	$—	—
200,000	±, X	Greater Ohio Ethanol, LLC, 12.630%, 12/31/13	—	—
			—	—
		Financials: —%
200,000	±, X	Twin Reefs Pass-through Trust, 1.390%, 12/10/49	—	—
		Total Corporate Bonds/Notes (Cost $508,966)	—	—
ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
6,302		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.844%, 07/25/33	5,339	0.0
97,000	#, +	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	78,584	0.0
2,250		Residential Asset Mortgage Products, Inc., 0.864%, 06/25/33	1,593	0.0
		Total Asset-Backed Securities (Cost $105,548)	85,516	0.0
		Total Investments in Securities (Cost $189,581,566)	$210,130,614	99.4
		Assets in Excess of Other Liabilities	1,215,336	0.6
		Net Assets	$211,345,950	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		Cost for federal income tax purposes is $192,404,812.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$21,561,579
		Gross Unrealized Depreciation	(3,835,777)
		Net Unrealized Appreciation	$17,725,802

PORTFOLIO OF INVESTMENTS
ING Capital Allocation Fund	as of February 29, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 2/29/2012
Asset Table
Investments, at value
Mutual Funds	$210,045,098	$—	$—	$210,045,098
Corporate Bonds/Notes	—	—	—	—
Asset-Backed Securities	—	85,516	—	85,516
Total Investments, at value	$210,045,098	$85,516	$—	$210,130,614

There were no significant transfers between Level 1 and 2 during the period ended February 29, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended February 29, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/29/2012
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$—	$—	$—	$—	$—	$—	$—	$—
Short-Term Investments	254,138	—	(254,138)	—	(63,535)	63,535	—	—	—
Total Investments, at value	$254,138	$—	$(254,138)	$—	$(63,535)	$63,535	$—	$—	$—

As of February 29, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

PORTFOLIO OF INVESTMENTS
ING Core Equity Research Fund	as of February 29, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 12.1%
259,200		Comcast Corp. — Class A	$7,615,296	2.0
92,004	@	Delphi Automotive PLC	2,944,128	0.8
266,400		International Game Technology	4,001,328	1.0
39,623	@	Liberty Media Corp.	3,561,711	0.9
127,179		Macy’s, Inc.	4,828,987	1.2
116,766	@, L	Michael Kors Holdings Ltd.	5,050,130	1.3
214,000		Newell Rubbermaid, Inc.	3,916,200	1.0
215,700		Regal Entertainment Group	2,980,974	0.8
150,900		Starbucks Corp.	7,327,704	1.9
105,100		Wyndham Worldwide Corp.	4,623,349	1.2
			46,849,807	12.1
		Consumer Staples: 8.5%
191,800		Altria Group, Inc.	5,773,180	1.5
72,000		Beam, Inc.	3,965,760	1.0
167,200		Coca-Cola Enterprises, Inc.	4,832,080	1.3
46,300		JM Smucker Co.	3,487,316	0.9
17,900	@	Post Holdings, Inc.	557,406	0.1
172,100		Procter & Gamble Co.	11,620,192	3.0
35,800	@	Ralcorp Holdings, Inc.	2,670,680	0.7
			32,906,614	8.5
		Energy: 12.1%
110,300		Arch Coal, Inc.	1,496,771	0.4
50,300	@	Cameron International Corp.	2,802,213	0.7
213,620		ExxonMobil Corp.	18,478,130	4.8
81,800		Halliburton Co.	2,993,062	0.8
50,515		National Oilwell Varco, Inc.	4,169,003	1.1
74,200		Range Resources Corp.	4,725,056	1.2
100,300		Royal Dutch Shell PLC - Class A ADR	7,330,927	1.9
62,000		Schlumberger Ltd.	4,811,820	1.2
			46,806,982	12.1
		Financials: 13.9%
132,403		Blackstone Group LP	2,068,135	0.5
168,120		Citigroup, Inc.	5,601,758	1.5
366,600		Fifth Third Bancorp.	4,989,426	1.3
247,998		JPMorgan Chase & Co.	9,731,442	2.5
113,000		Prudential Financial, Inc.	6,911,080	1.8
45,958		Reinsurance Group of America, Inc.	2,650,398	0.7
47,000		Travelers Cos., Inc.	2,724,590	0.7
198,100		US Bancorp.	5,824,140	1.5
299,890		Wells Fargo & Co.	9,383,558	2.4
181,134		XL Group PLC	3,767,587	1.0
			53,652,114	13.9
		Health Care: 9.8%
101,700		Aetna, Inc.	4,755,492	1.2
104,000		Cardinal Health, Inc.	4,321,200	1.1
69,389		Covidien PLC	3,625,575	1.0
74,300	@	Express Scripts, Inc.	3,962,419	1.0
115,800		HCA Holdings, Inc.	3,088,386	0.8
137,800	@	Mylan Laboratories	3,230,032	0.8
432,500		Pfizer, Inc.	9,125,750	2.4
69,400		St. Jude Medical, Inc.	2,923,128	0.8
47,000	@	Watson Pharmaceuticals, Inc.	2,741,040	0.7
			37,773,022	9.8
		Industrials: 11.2%
30,800		Acuity Brands, Inc.	1,915,452	0.5
75,600		Boeing Co.	5,666,220	1.5
63,800		Cooper Industries PLC	3,905,836	1.0
68,000		Dover Corp.	4,353,360	1.1
68,500		General Dynamics Corp.	5,016,255	1.3
82,500		Harsco Corp.	1,833,975	0.5
45,500		Pall Corp.	2,886,975	0.7
30,900	@	TransDigm Group, Inc.	3,670,611	1.0
107,100		Trinity Industries, Inc.	3,722,796	1.0
51,263		Union Pacific Corp.	5,651,746	1.5
134,800		Waste Connections, Inc.	4,383,696	1.1
			43,006,922	11.2
		Information Technology: 21.0%
157,700	@	Adobe Systems, Inc.	5,186,753	1.3
58,100	@	Ansys, Inc.	3,670,758	1.0
41,848	@	Apple, Inc.	22,700,029	5.9
552	@	Comverse Technology, Inc.	3,544	0.0
22,100	@	Google, Inc. - Class A	13,663,325	3.5
322,700		Intel Corp.	8,674,176	2.3
187,100		Jabil Circuit, Inc.	4,832,793	1.3
64,800	@	Lam Research Corp.	2,702,160	0.7
268,600		Oracle Corp.	7,861,922	2.0
137,869		Qualcomm, Inc.	8,572,694	2.2
117,600		Seagate Technology	3,088,176	0.8
			80,956,330	21.0
		Materials: 3.7%
78,800		Allegheny Technologies, Inc.	3,456,956	0.9
100,300		EI Du Pont de Nemours & Co.	5,100,255	1.3
48,100		Monsanto Co.	3,721,978	1.0
69,200		Packaging Corp. of America	2,051,088	0.5
			14,330,277	3.7
		Telecommunications: 4.2%
239,200		AT&T, Inc.	7,317,128	1.9
122,000		CenturyTel, Inc.	4,910,500	1.3
82,000	@	SBA Communications Corp.	3,848,260	1.0
			16,075,888	4.2

PORTFOLIO OF INVESTMENTS
ING Core Equity Research Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 2.1%
112,500		Exelon Corp.	$4,395,375	1.1
244,400		NV Energy, Inc.	3,832,192	1.0
			8,227,567	2.1
		Total Common Stock (Cost $305,146,650)	380,585,523	98.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.3%
		Securities Lending Collateral(cc)(1): 1.3%
1,201,139		BNP Paribas Bank, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $1,201,146, collateralized by various U.S. Government Agency Obligations, 3.000%-5.500%, Market Value plus accrued interest $1,225,162, due 01/01/22-02/01/42)	$1,201,139	0.3
1,201,139		Cantor Fitzgerald, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $1,201,146, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,225,162, due 05/01/51-09/01/49)	1,201,139	0.3
252,870		Daiwa Capital Markets, Repurchase Agreement dated 02/02/12, 0.00%, due 09/09/49 (Repurchase Amount $252,870, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.200%-6.500%, Market Value plus accrued interest $257,927, due 11/21/12-02/01/42)	252,870	0.1
1,201,139		Deutsche Bank AG, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $1,201,146, collateralized by various U.S. Government Agency Obligations, 3.500%-7.000%, Market Value plus accrued interest $1,225,162, due 04/01/26-02/01/42)	1,201,139	0.3
1,201,139		JPMorgan Chase & Co., Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $1,201,146, collateralized by various U.S. Government Agency Obligations, 1.588%-5.538%, Market Value plus accrued interest $1,225,162, due 12/01/21-07/01/41)	1,201,139	0.3
			5,057,426	1.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.0%
15,319,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $15,319,000)	$15,319,000	4.0
		Total Short-Term Investments (Cost $20,376,426)	20,376,426	5.3
		Total Investments in Securities (Cost $325,523,076)	$400,961,949	103.9
		Liabilities in Excess of Other Assets	(15,109,624)	(3.9)
		Net Assets	$385,852,325	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
ING Core Equity Research Fund	as of February 29, 2012 (Unaudited) (continued)

Cost for federal income tax purposes is $329,332,789.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$84,013,782
Gross Unrealized Depreciation	(12,384,622)
Net Unrealized Appreciation	$71,629,160

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 2/29/2012
Asset Table
Investments, at value
Common Stock*	$380,585,523	$—	$—	$380,585,523
Short-Term Investments	15,319,000	5,057,426	—	20,376,426
Total Investments, at value	$395,904,523	$5,057,426	$—	$400,961,949

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended February 29, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended February 29, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/29/2012
Asset Table
Investments, at value
Short-Term Investments	$185,853	$—	$(185,853)	$—	$(46,463)	$46,463	$—	$—	$—
Total Investments, at value	$185,853	$—	$(185,853)	$—	$(46,463)	$46,463	$—	$—	$—

As of February 29, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of February 29, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 10.8%
530	@	Amazon.com, Inc.	$95,236	0.9
4,080		Comcast Corp. — Class A	119,870	1.1
9,070		Ford Motor Co.	112,286	1.0
2,300		Home Depot, Inc.	109,411	1.0
3,800		Lowe’s Cos., Inc.	107,844	1.0
920		McDonald’s Corp.	91,338	0.9
5,380		News Corp. - Class A	106,901	1.0
950		Nike, Inc.	102,524	1.0
1,890		Target Corp.	107,144	1.0
2,646		Time Warner, Inc.	98,458	0.9
2,550		Walt Disney Co.	107,074	1.0
			1,158,086	10.8
		Consumer Staples: 12.0%
3,210		Altria Group, Inc.	96,621	0.9
5,510		Avon Products, Inc.	102,982	1.0
1,420		Coca-Cola Co.	99,201	0.9
990		Colgate-Palmolive Co.	92,248	0.8
1,200		Costco Wholesale Corp.	103,272	1.0
2,350		CVS Caremark Corp.	105,985	1.0
1,800		HJ Heinz Co.	94,878	0.9
2,560		Kraft Foods, Inc.	97,459	0.9
1,490		PepsiCo, Inc.	93,781	0.9
1,274		Philip Morris International, Inc.	106,405	1.0
1,480		Procter & Gamble Co.	99,930	0.9
2,870		Walgreen Co.	95,169	0.9
1,640		Wal-Mart Stores, Inc.	96,891	0.9
			1,284,822	12.0
		Energy: 10.8%
1,030		Apache Corp.	111,168	1.0
2,020		Baker Hughes, Inc.	101,566	0.9
860		Chevron Corp.	93,843	0.9
1,370		ConocoPhillips	104,873	1.0
1,590		Devon Energy Corp.	116,563	1.1
1,090		ExxonMobil Corp.	94,285	0.9
2,840		Halliburton Co.	103,916	1.0
1,460		National Oilwell Varco, Inc.	120,494	1.1
990		Occidental Petroleum Corp.	103,326	1.0
1,470		Schlumberger Ltd.	114,087	1.1
2,940		Williams Cos., Inc.	87,847	0.8
			1,151,968	10.8
		Financials: 14.9%
3,560		Allstate Corp.	111,891	1.1
2,050		American Express Co.	108,424	1.0
17,750		Bank of America Corp.	141,467	1.3
4,810		Bank of New York Mellon Corp.	106,349	1.0
1,300	@	Berkshire Hathaway, Inc.	101,985	1.0
2,170		Capital One Financial Corp.	109,802	1.0
3,660		Citigroup, Inc.	121,951	1.1
1,020		Goldman Sachs Group, Inc.	117,443	1.1
2,870		JPMorgan Chase & Co.	112,619	1.1
3,050		Metlife, Inc.	117,577	1.1
6,370		Morgan Stanley	118,100	1.1
3,590		US Bancorp.	105,546	1.0
3,530		Wells Fargo & Co.	110,454	1.0
5,102		Weyerhaeuser Co.	106,581	1.0
			1,590,189	14.9
		Health Care: 9.4%
1,740		Abbott Laboratories	98,501	0.9
1,530		Amgen, Inc.	103,963	1.0
1,960		Baxter International, Inc.	113,935	1.1
2,720		Bristol-Myers Squibb Co.	87,502	0.8
2,380	@	Gilead Sciences, Inc.	108,290	1.0
1,510		Johnson & Johnson	98,271	0.9
2,510		Medtronic, Inc.	95,681	0.9
2,557		Merck & Co., Inc.	97,601	0.9
4,461		Pfizer, Inc.	94,127	0.9
1,910		UnitedHealth Group, Inc.	106,483	1.0
			1,004,354	9.4
		Industrials: 13.8%
1,230		3M Co.	107,748	1.0
1,350		Boeing Co.	101,183	0.9
1,020		Caterpillar, Inc.	116,494	1.1
2,090		Emerson Electric Co.	105,148	1.0
1,200		FedEx Corp.	107,988	1.0
1,480		General Dynamics Corp.	108,380	1.0
5,320		General Electric Co.	101,346	1.0
1,790		Honeywell International, Inc.	106,630	1.0
1,240		Lockheed Martin Corp.	109,628	1.0
1,370		Norfolk Southern Corp.	94,393	0.9
1,990		Raytheon Co.	100,535	0.9
880		Union Pacific Corp.	97,020	0.9
1,360		United Parcel Service, Inc. - Class B	104,570	1.0
1,350		United Technologies Corp.	113,225	1.1
			1,474,288	13.8
		Information Technology: 15.1%
230	@	Apple, Inc.	124,761	1.2
5,270		Cisco Systems, Inc.	104,768	1.0
6,570	@	Dell, Inc.	113,661	1.1
4,490	@	EMC Corp.	124,328	1.2
140	@	Google, Inc. - Class A	86,555	0.8
3,810		Hewlett-Packard Co.	96,431	0.9
500		International Business Machines Corp.	98,365	0.9
3,970		Intel Corp.	106,714	1.0
240		Mastercard, Inc.	100,800	1.0
3,760		Microsoft Corp.	119,342	1.1
3,790		Oracle Corp.	110,933	1.0
1,790		Qualcomm, Inc.	111,302	1.0
3,250		Texas Instruments, Inc.	108,388	1.0
900		Visa, Inc.	104,733	1.0

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
12,110		Xerox Corp.	$99,665	0.9
			1,610,746	15.1
		Materials: 5.2%
11,220		Alcoa, Inc.	114,107	1.1
3,320		Dow Chemical Co.	111,253	1.0
2,120		EI Du Pont de Nemours & Co.	107,802	1.0
2,630		Freeport-McMoRan Copper & Gold, Inc.	111,933	1.1
1,410		Monsanto Co.	109,106	1.0
			554,201	5.2
		Telecommunications: 2.7%
3,170		AT&T, Inc.	96,971	0.9
41,860	@	Sprint Nextel Corp.	103,394	1.0
2,410		Verizon Communications, Inc.	91,845	0.8
			292,210	2.7
		Utilities: 3.4%
2,330		American Electric Power Co., Inc.	87,631	0.8
1,360		Entergy Corp.	90,617	0.9
2,220		Exelon Corp.	86,736	0.8
2,090		Southern Co.	92,357	0.9
			357,341	3.4
		Total Common Stock (Cost $6,994,776)	10,478,205	98.1
EXCHANGE-TRADED FUNDS: 1.4%
1,100		SPDR Trust Series 1	150,557	1.4
		Total Exchange-Traded Funds (Cost $133,237)	150,557	1.4
		Total Long-Term Investments (Cost $7,128,013)	10,628,762	99.5
SHORT-TERM INVESTMENTS: 0.7%
		Mutual Funds: 0.7%
80,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $80,000)	80,000	0.7
		Total Short-Term Investments (Cost $80,000)	80,000	0.7
		Total Investments in Securities (Cost $7,208,013)	$10,708,762	100.2
		Liabilities in Excess of Other Assets	(18,239)	(0.2)
		Net Assets	$10,690,523	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $7,692,526.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,546,572
		Gross Unrealized Depreciation	(530,336)
		Net Unrealized Appreciation	$3,016,236

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of February 29, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 2/29/2012
Asset Table
Investments, at value
Common Stock*	$10,478,205	$—	$—	$10,478,205
Exchange-Traded Funds	150,557	—	—	150,557
Short-Term Investments	80,000	—	—	80,000
Total Investments, at value	$10,708,762	$—	$—	$10,708,762

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended February 29, 2012.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 29, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 11.3%
4,900	@	Amazon.com, Inc.	$880,481	0.3
12,400	@	Apollo Group, Inc. - Class A	528,736	0.2
17,600	@	Autonation, Inc.	599,808	0.2
2,200	@	Autozone, Inc.	823,856	0.3
6,600	@	Bed Bath & Beyond, Inc.	394,284	0.1
7,800		Best Buy Co., Inc.	192,660	0.1
2,600	@	Big Lots, Inc.	114,010	0.0
1,200		Cablevision Systems Corp.	17,076	0.0
1,300	@	Carmax, Inc.	39,897	0.0
18,500		Carnival Corp.	560,365	0.2
48,100		CBS Corp. - Class B	1,438,190	0.5
100	@	Chipotle Mexican Grill, Inc.	39,022	0.0
6,100		Coach, Inc.	456,524	0.2
60,852		Comcast Corp. — Class A	1,787,832	0.6
2,600		Darden Restaurants, Inc.	132,574	0.0
14,400		DeVry, Inc.	511,632	0.2
11,280	@	DIRECTV	522,490	0.2
17,300	@	Discovery Communications, Inc. - Class A	807,045	0.3
8,900	@	Dollar Tree, Inc.	787,739	0.3
12,250		Expedia, Inc.	417,112	0.1
7,371		Family Dollar Stores, Inc.	397,960	0.1
83,000		Ford Motor Co.	1,027,540	0.3
1,200	L	GameStop Corp.	27,336	0.0
1,600		Gannett Co., Inc.	23,744	0.0
580		Gap, Inc.	13,549	0.0
600		Genuine Parts Co.	37,608	0.0
12,100	@	Goodyear Tire & Rubber Co.	155,606	0.1
48,100		H&R Block, Inc.	784,030	0.3
2,500		Harman International Industries, Inc.	122,825	0.0
2,700		Hasbro, Inc.	95,364	0.0
20,100		Home Depot, Inc.	956,157	0.3
6,100		International Game Technology	91,622	0.0
2,600		Interpublic Group of Cos., Inc.	30,472	0.0
21,600		Kohl’s Corp.	1,073,088	0.4
3,700		Leggett & Platt, Inc.	83,731	0.0
11,600		Lowe’s Cos., Inc.	329,208	0.1
1,000		Limited Brands, Inc.	46,530	0.0
21,279		Macy’s, Inc.	807,964	0.3
2,500		Marriott International, Inc.	88,200	0.0
15,300		Mattel, Inc.	496,332	0.2
26,300		McDonald’s Corp.	2,611,064	0.9
2,100		McGraw-Hill Cos., Inc.	97,734	0.0
14,600		Newell Rubbermaid, Inc.	267,180	0.1
44,700		News Corp. - Class A	888,189	0.3
5,800		Nike, Inc.	625,936	0.2
3,200		Nordstrom, Inc.	171,584	0.1
3,100		Omnicom Group	153,264	0.1
6,300	@	O’Reilly Automotive, Inc.	544,950	0.2
100	@	Priceline.com, Inc.	62,702	0.0
9,700	@	Pulte Homes, Inc.	85,554	0.0
2,300		Ralph Lauren Corp.	399,579	0.1
9,000		Ross Stores, Inc.	479,970	0.2
6,800		Scripps Networks Interactive - Class A	307,360	0.1
300	@, L	Sears Holding Corp.	20,898	0.0
4,100		Staples, Inc.	60,106	0.0
12,836		Starbucks Corp.	623,316	0.2
3,900		Starwood Hotels & Resorts Worldwide, Inc.	210,210	0.1
6,369		Target Corp.	361,059	0.1
5,500		Tiffany & Co.	357,555	0.1
10,900		Time Warner Cable, Inc.	864,806	0.3
3,900		Time Warner, Inc.	145,119	0.1
4,800		TJX Cos., Inc.	175,728	0.1
550	@	TripAdvisor, Inc.	17,726	0.0
800	@	Urban Outfitters, Inc.	22,712	0.0
11,811		VF Corp.	1,724,997	0.6
28,268		Viacom - Class B	1,346,122	0.5
17,000		Walt Disney Co.	713,830	0.2
600	L	Washington Post	236,340	0.1
2,600		Whirlpool Corp.	196,482	0.1
6,700		Wyndham Worldwide Corp.	294,733	0.1
6,108		Wynn Resorts Ltd.	724,042	0.2
13,300		Yum! Brands, Inc.	880,992	0.3
			33,412,038	11.3
		Consumer Staples: 10.6%
52,900		Altria Group, Inc.	1,592,290	0.5
27,002		Archer-Daniels-Midland Co.	842,462	0.3
7,900		Avon Products, Inc.	147,651	0.1
14,100		Beam, Inc.	776,628	0.3
8,081		Brown-Forman Corp.	659,814	0.2
29,116		Campbell Soup Co.	970,145	0.3
1,800		Clorox Co.	121,698	0.0
33,487		Coca-Cola Co.	2,339,402	0.8
14,315		Coca-Cola Enterprises, Inc.	413,703	0.1
6,000		Colgate-Palmolive Co.	559,080	0.2
16,100		ConAgra Foods, Inc.	422,625	0.1
15,900	@	Constellation Brands, Inc.	347,256	0.1
6,200		Costco Wholesale Corp.	533,572	0.2
18,900		CVS Caremark Corp.	852,390	0.3
3,519		Dr Pepper Snapple Group, Inc.	133,898	0.0
600		Estee Lauder Cos., Inc.	35,124	0.0
1,354		General Mills, Inc.	51,872	0.0
7,716		Hershey Co.	468,361	0.2
5,500		HJ Heinz Co.	289,905	0.1
48,800		Hormel Foods Corp.	1,389,336	0.5
1,100		JM Smucker Co.	82,852	0.0
2,600		Kellogg Co.	136,110	0.0
9,019		Kimberly-Clark Corp.	657,305	0.2
8,100		Kraft Foods, Inc.	308,367	0.1
56,100		Kroger Co.	1,334,619	0.5
3,495		Lorillard, Inc.	458,125	0.2
26,300		McCormick & Co., Inc.	1,326,835	0.4
665		Mead Johnson Nutrition Co.	51,704	0.0

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
27,300		Molson Coors Brewing Co.	$1,199,562	0.4
18,400		PepsiCo, Inc.	1,158,096	0.4
26,676		Philip Morris International, Inc.	2,227,980	0.8
46,710		Procter & Gamble Co.	3,153,859	1.1
5,194		Reynolds American, Inc.	217,784	0.1
46,600	L	Safeway, Inc.	999,570	0.3
10,200		Sara Lee Corp.	206,550	0.1
19,500		Sysco Corp.	573,690	0.2
63,800		Tyson Foods, Inc.	1,206,458	0.4
27,100		Walgreen Co.	898,636	0.3
34,236		Wal-Mart Stores, Inc.	2,022,663	0.7
2,000		Whole Foods Market, Inc.	161,480	0.1
			31,329,457	10.6
		Energy: 12.4%
5,000		Anadarko Petroleum Corp.	420,600	0.1
8,900		Apache Corp.	960,577	0.3
6,900		Baker Hughes, Inc.	346,932	0.1
2,600		Cabot Oil & Gas Corp.	90,688	0.0
1,100	@	Cameron International Corp.	61,281	0.0
12,100		Chesapeake Energy Corp.	302,500	0.1
41,627		Chevron Corp.	4,542,338	1.5
24,300		ConocoPhillips	1,860,165	0.6
5,200		Consol Energy, Inc.	186,264	0.1
41,900	@	Denbury Resources, Inc.	834,229	0.3
27,600		Devon Energy Corp.	2,023,356	0.7
27,100		Diamond Offshore Drilling	1,855,537	0.6
18,609		El Paso Corp.	517,516	0.2
3,000		EOG Resources, Inc.	341,580	0.1
3,600		EQT Corp.	190,872	0.1
104,901		ExxonMobil Corp.	9,073,936	3.1
800	@	FMC Technologies, Inc.	40,344	0.0
20,100		Halliburton Co.	735,459	0.2
1,000		Helmerich & Payne, Inc.	61,300	0.0
13,800		Hess Corp.	895,896	0.3
49,800		Marathon Oil Corp.	1,687,722	0.6
8,250		Marathon Petroleum Corp.	342,788	0.1
3,800		Murphy Oil Corp.	242,972	0.1
8,100	@	Nabors Industries Ltd.	176,418	0.1
5,503		National Oilwell Varco, Inc.	454,163	0.2
7,800	@	Newfield Exploration Co.	280,800	0.1
2,400		Noble Corp.	96,432	0.0
2,082		Noble Energy, Inc.	203,307	0.1
10,200		Occidental Petroleum Corp.	1,064,574	0.4
8,600		Peabody Energy Corp.	299,968	0.1
1,500		Pioneer Natural Resources Co.	164,460	0.1
1,800		QEP Resources, Inc.	61,452	0.0
500		Range Resources Corp.	31,840	0.0
12,200	@	Rowan Cos., Inc.	449,814	0.2
23,229		Schlumberger Ltd.	1,802,803	0.6
8,500	@	Southwestern Energy Co.	281,010	0.1
1,600		Spectra Energy Corp.	50,208	0.0
22,000		Sunoco, Inc.	849,860	0.3
37,400	@	Tesoro Corp.	992,222	0.3
59,700		Valero Energy Corp.	1,462,053	0.5
5,100		Williams Cos., Inc.	152,388	0.0
11,200	@	WPX Energy, Inc.	203,392	0.1
			36,692,016	12.4
		Financials: 13.1%
500		ACE Ltd.	35,855	0.0
9,422		Aflac, Inc.	445,189	0.2
6,100		Allstate Corp.	191,723	0.1
7,800		American Express Co.	412,542	0.1
9,400	@	American International Group, Inc.	274,668	0.1
900		American Tower Corp.	56,322	0.0
14,000		Ameriprise Financial, Inc.	780,640	0.3
600		AON Corp.	28,086	0.0
13,500		Apartment Investment & Management Co.	335,340	0.1
27,100		Assurant, Inc.	1,150,937	0.4
101,643		Bank of America Corp.	810,095	0.3
4,200		Bank of New York Mellon Corp.	92,862	0.0
20,100		BB&T Corp.	587,925	0.2
37,600	@	Berkshire Hathaway, Inc.	2,949,720	1.0
200		Blackrock, Inc.	39,800	0.0
9,800		Capital One Financial Corp.	495,880	0.2
6,800		Charles Schwab Corp.	94,384	0.0
4,600		Chubb Corp.	312,616	0.1
11,300		Cincinnati Financial Corp.	397,421	0.1
52,340		Citigroup, Inc.	1,743,969	0.6
1,120		CME Group, Inc.	324,229	0.1
40,200		Discover Financial Services	1,206,402	0.4
14,011		Fifth Third Bancorp.	190,690	0.1
4,400		Franklin Resources, Inc.	518,716	0.2
1,679		Goldman Sachs Group, Inc.	193,320	0.1
2,800		Hartford Financial Services Group, Inc.	57,988	0.0
17,307		HCP, Inc.	683,626	0.2
700		Health Care Real Estate Investment Trust, Inc.	38,108	0.0
1,900		Host Hotels & Resorts, Inc.	29,982	0.0
3,500		Hudson City Bancorp., Inc.	23,975	0.0
34,100		Huntington Bancshares, Inc.	199,314	0.1
7,900	@	IntercontinentalExchange, Inc.	1,089,884	0.4
3,809	@	Invesco Ltd.	94,349	0.0
77,453		JPMorgan Chase & Co.	3,039,256	1.0
133,200		Keycorp	1,078,920	0.4
46,000		Kimco Realty Corp.	845,480	0.3
9,000		Legg Mason, Inc.	246,510	0.1
4,100		Leucadia National Corp.	116,809	0.0
27,600		Lincoln National Corp.	685,584	0.2
14,900		Loews Corp.	583,186	0.2
300		M&T Bank Corp.	24,486	0.0

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
25,500		Marsh & McLennan Cos., Inc.	$795,600	0.3
13,300		Metlife, Inc.	512,715	0.2
37,600		Moody’s Corp.	1,451,736	0.5
5,200		Morgan Stanley	96,408	0.0
1,400	@	Nasdaq Stock Market, Inc.	36,876	0.0
2,000		Northern Trust Corp.	88,820	0.0
17,100		NYSE Euronext	509,067	0.2
71,500		People’s United Financial, Inc.	900,185	0.3
10,112		Plum Creek Timber Co., Inc.	395,986	0.1
11,900		PNC Financial Services Group, Inc.	708,288	0.2
3,400		Principal Financial Group, Inc.	94,044	0.0
9,000		Progressive Corp.	192,780	0.1
27,457		ProLogis, Inc.	924,203	0.3
8,100		Prudential Financial, Inc.	495,396	0.2
1,050		Public Storage, Inc.	140,773	0.1
165,400		Regions Financial Corp.	952,704	0.3
3,692		Simon Property Group, Inc.	500,192	0.2
33,800		SLM Corp.	532,688	0.2
1,118		State Street Corp.	47,213	0.0
9,400		SunTrust Bank	215,824	0.1
12,300		T. Rowe Price Group, Inc.	757,557	0.3
17,750		Torchmark Corp.	859,810	0.3
8,899		Travelers Cos., Inc.	515,875	0.2
29,472		UnumProvident Corp.	679,330	0.2
2,462		US Bancorp.	72,383	0.0
7,348		Vornado Realty Trust	600,552	0.2
79,804		Wells Fargo & Co.	2,497,067	0.8
2,800		Weyerhaeuser Co.	58,492	0.0
5,700		XL Group PLC	118,560	0.0
23,000		Zions Bancorp.	437,000	0.2
			38,694,912	13.1
		Health Care: 11.2%
22,558		Abbott Laboratories	1,277,008	0.4
16,465		Aetna, Inc.	769,903	0.3
4,500		Agilent Technologies, Inc.	196,290	0.1
3,500		Allergan, Inc.	313,565	0.1
21,026		AmerisourceBergen Corp.	785,321	0.3
19,072		Amgen, Inc.	1,295,942	0.4
11,840		Baxter International, Inc.	688,259	0.2
8,300		Becton Dickinson & Co.	632,626	0.2
4,600	@	Biogen Idec, Inc.	535,762	0.2
53,900	@	Boston Scientific Corp.	335,258	0.1
23,400		Bristol-Myers Squibb Co.	752,778	0.3
15,700		Cardinal Health, Inc.	652,335	0.2
13,200	@	CareFusion Corp.	340,692	0.1
11,700	@	Celgene Corp.	857,903	0.3
2,100	@	Cerner Corp.	155,043	0.1
17,900		Cigna Corp.	789,569	0.3
5,700	@	Coventry Health Care, Inc.	186,333	0.1
4,100		Covidien PLC	214,225	0.1
3,400		CR Bard, Inc.	318,308	0.1
11,500	@	DaVita, Inc.	995,325	0.3
47,200		Eli Lilly & Co.	1,852,128	0.6
3,500	@	Express Scripts, Inc.	186,655	0.1
7,200	@	Forest Laboratories, Inc.	234,144	0.1
43,900	@	Gilead Sciences, Inc.	1,997,450	0.7
10,650		Humana, Inc.	927,615	0.3
200	@	Intuitive Surgical, Inc.	102,324	0.0
45,799		Johnson & Johnson	2,980,599	1.0
1,500	@	Laboratory Corp. of America Holdings	134,835	0.0
3,600	@	Life Technologies Corp.	170,316	0.1
14,168		McKesson Corp.	1,183,170	0.4
10,983	@	Medco Health Solutions, Inc.	742,341	0.3
7,200		Medtronic, Inc.	274,464	0.1
54,358		Merck & Co., Inc.	2,074,845	0.7
28,200	@	Mylan Laboratories	661,008	0.2
1,000		Patterson Cos., Inc.	31,920	0.0
37,200		PerkinElmer, Inc.	1,004,400	0.3
2,300		Perrigo Co.	237,038	0.1
128,138		Pfizer, Inc.	2,703,712	0.9
3,400		St. Jude Medical, Inc.	143,208	0.0
1,400		Stryker Corp.	75,096	0.0
2,800	@	Tenet Healthcare Corp.	15,820	0.0
742		Thermo Fisher Scientific, Inc.	42,012	0.0
25,005		UnitedHealth Group, Inc.	1,394,029	0.5
6,400	@	Varian Medical Systems, Inc.	417,600	0.1
1,500	@	Waters Corp.	134,400	0.0
17,800	@	Watson Pharmaceuticals, Inc.	1,038,096	0.4
5,200		WellPoint, Inc.	341,276	0.1
1,100		Zimmer Holdings, Inc.	66,825	0.0
			33,259,771	11.2
		Industrials: 11.0%
6,900		3M Co.	604,440	0.2
6,728		Avery Dennison Corp.	205,204	0.1
16,200		Boeing Co.	1,214,190	0.4
10,800		Caterpillar, Inc.	1,233,468	0.4
700		CH Robinson Worldwide, Inc.	46,319	0.0
800		Cooper Industries PLC	48,976	0.0
67,080		CSX Corp.	1,409,351	0.5
3,700		Cummins, Inc.	446,109	0.1
2,481		Danaher Corp.	131,071	0.0
5,900		Deere & Co.	489,287	0.2
6,980		Dover Corp.	446,860	0.1
11,900		Eaton Corp.	621,061	0.2
10,206		Emerson Electric Co.	513,464	0.2
1,800		Expeditors International Washington, Inc.	78,534	0.0
1,000		Fastenal Co.	52,680	0.0
8,500		FedEx Corp.	764,915	0.3
2,400		Flowserve Corp.	284,568	0.1
13,500		Fluor Corp.	816,480	0.3
13,800		General Dynamics Corp.	1,010,574	0.3
195,374		General Electric Co.	3,721,875	1.3
3,100		Goodrich Corp.	390,507	0.1
13,000		Honeywell International, Inc.	774,410	0.3

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
14,462		Illinois Tool Works, Inc.	$805,389	0.3
10,100		Ingersoll-Rand PLC	402,788	0.1
2,600	@	Jacobs Engineering Group, Inc.	120,172	0.0
1,900		Joy Global, Inc.	165,224	0.1
9,500		L-3 Communications Holdings, Inc.	667,375	0.2
12,071		Lockheed Martin Corp.	1,067,197	0.4
400		Masco Corp.	4,752	0.0
12,669		Norfolk Southern Corp.	872,894	0.3
27,900		Northrop Grumman Corp.	1,668,699	0.6
14,600		Paccar, Inc.	671,746	0.2
1,840		Pall Corp.	116,748	0.0
4,200		Parker Hannifin Corp.	377,202	0.1
16,700	L	Pitney Bowes, Inc.	302,771	0.1
4,200		Precision Castparts Corp.	703,206	0.2
17,500	@	Quanta Services, Inc.	365,750	0.1
20,850		Raytheon Co.	1,053,342	0.4
5,200		Republic Services, Inc.	155,116	0.1
3,600		Rockwell Automation, Inc.	287,928	0.1
2,969		Rockwell Collins, Inc.	176,032	0.1
4,400		Roper Industries, Inc.	402,688	0.1
40,700	L	RR Donnelley & Sons Co.	562,474	0.2
800		Ryder System, Inc.	42,584	0.0
22,500		Snap-On, Inc.	1,375,425	0.5
26,600		Southwest Airlines Co.	238,868	0.1
2,400		Stanley Black & Decker, Inc.	184,320	0.1
6,138	@	Stericycle, Inc.	532,594	0.2
3,252		Textron, Inc.	89,462	0.0
11,100		Tyco International Ltd.	575,202	0.2
11,700		Union Pacific Corp.	1,289,925	0.4
6,900		United Parcel Service, Inc. - Class B	530,541	0.2
15,243		United Technologies Corp.	1,278,430	0.4
1,100		WW Grainger, Inc.	228,503	0.1
3,300		Xylem, Inc.	85,734	0.0
			32,705,424	11.0
		Information Technology: 18.9%
5,300		Accenture PLC	315,562	0.1
5,500	@	Adobe Systems, Inc.	180,895	0.1
41,700	@	Advanced Micro Devices, Inc.	306,495	0.1
2,400	@	Akamai Technologies, Inc.	86,400	0.0
30,000		Altera Corp.	1,153,500	0.4
500		Amphenol Corp.	27,980	0.0
15,700		Analog Devices, Inc.	615,597	0.2
22,066	@	Apple, Inc.	11,969,481	4.0
2,712		Applied Materials, Inc.	33,195	0.0
5,300	@	Autodesk, Inc.	200,605	0.1
4,900		Automatic Data Processing, Inc.	266,168	0.1
38,900	@	BMC Software, Inc.	1,456,416	0.5
24,200		Broadcom Corp.	899,030	0.3
8,758		CA, Inc.	236,729	0.1
39,580		Cisco Systems, Inc.	786,850	0.3
2,900	@	Citrix Systems, Inc.	216,746	0.1
5,600	@	Cognizant Technology Solutions Corp.	397,320	0.1
3,200		Computer Sciences Corp.	101,632	0.0
18	@	Comverse Technology, Inc.	116	0.0
25,800		Corning, Inc.	336,432	0.1
69,500	@	Dell, Inc.	1,202,350	0.4
23,375	@	eBay, Inc.	835,423	0.3
15,800	@	Electronic Arts, Inc.	258,014	0.1
3,620	@	EMC Corp.	100,238	0.0
1,406		Fidelity National Information Services, Inc.	44,612	0.0
257	@, L	First Solar, Inc.	8,301	0.0
2,406	@	Fiserv, Inc.	159,518	0.1
300		Flir Systems, Inc.	7,851	0.0
5,310	@	Google, Inc. - Class A	3,282,908	1.1
12,500		Harris Corp.	545,375	0.2
11,284		Hewlett-Packard Co.	285,598	0.1
22,469		International Business Machines Corp.	4,420,326	1.5
51,156		Intel Corp.	1,375,073	0.5
3,800		Intuit, Inc.	219,792	0.1
4,400	@	Juniper Networks, Inc.	100,144	0.0
7,200		Lexmark International, Inc.	265,536	0.1
8,100		Linear Technology Corp.	271,188	0.1
89,200	@	LSI Logic Corp.	767,120	0.3
2,533		Mastercard, Inc.	1,063,860	0.4
1,800	@	Micron Technology, Inc.	15,390	0.0
179,574		Microsoft Corp.	5,699,679	1.9
7,400	@	Motorola Mobility Holdings, Inc.	293,780	0.1
6,885		Motorola Solutions, Inc.	342,873	0.1
1,465	@	NetApp, Inc.	62,995	0.0
400	@	Novellus Systems, Inc.	18,592	0.0
30,100	@	Nvidia Corp.	456,015	0.2
85,963		Oracle Corp.	2,516,137	0.8
5,300		Paychex, Inc.	165,890	0.1
18,501		Qualcomm, Inc.	1,150,392	0.4
1,692	@	Red Hat, Inc.	83,686	0.0
70,000	@	SAIC, Inc.	855,400	0.3
300	@	Salesforce.com, Inc.	42,948	0.0
10,800	@	Sandisk Corp.	534,168	0.2
64,800	@	Symantec Corp.	1,156,032	0.4
3,200	@	TE Connectivity Ltd.	116,960	0.0
5,818	@	Teradata Corp.	387,188	0.1
62,600	@	Teradyne, Inc.	1,027,892	0.3
2,700		Texas Instruments, Inc.	90,045	0.0
39,500		Total System Services, Inc.	864,260	0.3
11,400		VeriSign, Inc.	421,230	0.1
13,700		Visa, Inc.	1,594,269	0.5
42,900	@	Western Digital Corp.	1,683,825	0.6
50,900		Western Union Co.	889,223	0.3
30,500		Xerox Corp.	251,015	0.1
2,900		Xilinx, Inc.	107,097	0.0
33,200	@	Yahoo!, Inc.	492,356	0.2
			56,119,713	18.9

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: 3.0%
100		Air Products & Chemicals, Inc.	$9,024	0.0
6,700		Airgas, Inc.	551,611	0.2
12,700		Alcoa, Inc.	129,159	0.1
2,300		Allegheny Technologies, Inc.	100,901	0.0
6,513		CF Industries Holdings, Inc.	1,211,418	0.4
10,200		Cliffs Natural Resources, Inc.	647,496	0.2
8,553		Dow Chemical Co.	286,611	0.1
18,800		Eastman Chemical Co.	1,017,644	0.3
9,900		EI Du Pont de Nemours & Co.	503,415	0.2
912		FMC Corp.	90,261	0.0
20,900		Freeport-McMoRan Copper & Gold, Inc.	889,504	0.3
13,420		International Flavors & Fragrances, Inc.	765,342	0.3
3,900		MeadWestvaco Corp.	118,092	0.0
5,245		Monsanto Co.	405,858	0.1
7,475		Newmont Mining Corp.	444,015	0.2
3,500		Nucor Corp.	152,355	0.1
43,300		Sealed Air Corp.	849,979	0.3
5,300		Sigma-Aldrich Corp.	380,487	0.1
4,100		Vulcan Materials Co.	182,696	0.1
			8,735,868	3.0
		Telecommunications: 2.7%
101,883		AT&T, Inc.	3,116,601	1.1
17,203		CenturyTel, Inc.	692,421	0.2
45,342		Frontier Communications Corp.	208,120	0.1
17,700	@	MetroPCS Communications, Inc.	182,310	0.1
58,200	@	Sprint Nextel Corp.	143,754	0.0
79,094		Verizon Communications, Inc.	3,014,272	1.0
42,536	L	Windstream Corp.	513,835	0.2
			7,871,313	2.7
		Utilities: 4.6%
22,700	@	AES Corp.	307,812	0.1
2,806		AGL Resources, Inc.	111,875	0.0
22,000		Ameren Corp.	705,540	0.2
33,100		American Electric Power Co., Inc.	1,244,891	0.4
74,700		CenterPoint Energy, Inc.	1,455,903	0.5
46,900		CMS Energy Corp.	1,004,129	0.3
5,700		Consolidated Edison, Inc.	331,170	0.1
4,600		Constellation Energy Group, Inc.	166,796	0.1
21,400		Dominion Resources, Inc.	1,080,058	0.4
3,391		DTE Energy Co.	183,080	0.1
7,100		Duke Energy Corp.	148,532	0.1
6,800		Edison International	284,716	0.1
3,900		Entergy Corp.	259,857	0.1
12,200		Exelon Corp.	476,654	0.2
22,300		FirstEnergy Corp.	987,667	0.3
2,200		Integrys Energy Group, Inc.	114,466	0.0
2,300		NextEra Energy, Inc.	136,873	0.1
4,500		NiSource, Inc.	108,000	0.0
7,900		Northeast Utilities	283,610	0.1
17,903	@	NRG Energy, Inc.	306,141	0.1
300		Oneok, Inc.	24,792	0.0
31,200		Pepco Holdings, Inc.	606,528	0.2
9,600		Pacific Gas & Electric Co.	400,128	0.1
2,700		Pinnacle West Capital Corp.	126,981	0.1
11,800		PPL Corp.	336,890	0.1
6,000		Progress Energy, Inc.	318,480	0.1
18,400		Public Service Enterprise Group, Inc.	566,352	0.2
1,235		SCANA Corp.	55,575	0.0
6,579		Sempra Energy	389,740	0.1
14,700		Southern Co.	649,593	0.2
5,500		TECO Energy, Inc.	98,725	0.0
4,496		Wisconsin Energy Corp.	153,224	0.1
10,600		Xcel Energy, Inc.	280,794	0.1
			13,705,572	4.6
		Total Common Stock
		(Cost $230,258,977)	292,526,084	98.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
		Securities Lending Collateral(cc)(1): 0.9%
1,000,000		BNP Paribas Bank, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.000%-5.500%, Market Value plus accrued interest $1,020,000, due 01/01/22-02/01/42)	$1,000,000	0.3
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,020,000, due 05/01/51-09/01/49)	1,000,000	0.3

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 29, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(cc)(1) (continued)
723,342		Deutsche Bank AG, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $723,346, collateralized by various U.S. Government Agency Obligations, 3.500%-7.000%, Market Value plus accrued interest $737,809, due 04/01/26-02/01/42)	$723,342	0.3
			2,723,342	0.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.2%
3,641,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $3,641,000)	$3,641,000	1.2
		Total Short-Term Investments
		(Cost $6,364,342)	6,364,342	2.1
		Total Investments in Securities (Cost $236,623,319)	$298,890,426	100.9
		Liabilities in Excess of Other Assets	(2,532,391)	(0.9)
		Net Assets	$296,358,035	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $243,620,084.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$64,369,227
		Gross Unrealized Depreciation	(9,098,885)
		Net Unrealized Appreciation	$55,270,342

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 29, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 2/29/2012
Asset Table
Investments, at value
Common Stock*	$292,526,084	$—	$—	$292,526,084
Short-Term Investments	3,641,000	2,723,342	—	6,364,342
Total Investments, at value	$296,167,084	$2,723,342	$—	$298,890,426
Other Financial Instruments+
Futures	231,697	—	—	231,697
Total Assets	$296,398,781	$2,723,342	$—	$299,122,123

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended February 29, 2012.

ING Index Plus LargeCap Fund Open Futures Contracts on February 29, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	55	03/16/12	$3,752,100	$231,697
			$3,752,100	$231,697

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended February 29, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/29/2012
Asset Table
Investments, at value
Short-Term Investments	$235,309	$—	$(235,309)	$—	$(58,827)	$58,827	$—	$—	$—
Total Investments, at value	$235,309	$—	$(235,309)	$—	$(58,827)	$58,827	$—	$—	$—

As of February 29, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 29, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Consumer Discretionary: 13.1%
8,300		Aaron’s, Inc.	$231,902	0.2
5,051		Advance Auto Parts, Inc.	431,204	0.3
21,700	@	Aeropostale, Inc.	389,949	0.3
3,400	@	AMC Networks, Inc.	154,326	0.1
33,420		American Eagle Outfitters	485,927	0.4
4,300		American Greetings Corp.	64,500	0.0
16,500	@	ANN, Inc.	394,185	0.3
2,995	@	Ascena Retail Group, Inc.	115,607	0.1
1,653	@	Bally Technologies, Inc.	70,980	0.1
3,200		Bob Evans Farms, Inc.	117,760	0.1
18,116		Brinker International, Inc.	499,820	0.4
2,400	@	Cheesecake Factory	71,136	0.1
38,474		Chico’s FAS, Inc.	577,495	0.5
1,200	@	Deckers Outdoor Corp.	89,712	0.1
4,600		Dick’s Sporting Goods, Inc.	205,896	0.2
1,600	@, L	DreamWorks Animation SKG, Inc.	27,616	0.0
8,600		Foot Locker, Inc.	250,862	0.2
7,972	@	Fossil, Inc.	972,425	0.8
9,084		Gentex Corp.	214,837	0.2
1,939		Guess ?, Inc.	67,186	0.1
18,400	@	Hanesbrands, Inc.	528,632	0.4
8,800		HSN, Inc.	327,008	0.3
3,000		International Speedway Corp.	75,480	0.1
5,338	@, L	ITT Educational Services, Inc.	366,400	0.3
5,004		John Wiley & Sons, Inc.	227,182	0.2
1,735	@	Lamar Advertising Co.	56,734	0.0
1,600	@	Life Time Fitness, Inc.	79,152	0.1
20,300	@	LKQ Corp.	646,758	0.5
3,100		Matthews International Corp.	96,162	0.1
1,300	L	Meredith Corp.	42,770	0.0
3,174	@	Mohawk Industries, Inc.	201,581	0.2
43,600	@	New York Times Co.	287,324	0.2
390	@	NVR, Inc.	269,880	0.2
103,100	@	Office Depot, Inc.	340,230	0.3
1,800	@	Panera Bread Co.	278,244	0.2
15,273		Petsmart, Inc.	851,317	0.7
3,600		Polaris Industries, Inc.	237,816	0.2
4,847		PVH Corp.	412,043	0.3
41,400		RadioShack Corp.	293,526	0.2
18,300		Regis Corp.	316,773	0.2
13,800		Rent-A-Center, Inc.	488,796	0.4
40,275	@, L	Saks, Inc.	469,204	0.4
2,700		Scholastic Corp.	82,539	0.1
6,100	@	Scientific Games Corp.	64,111	0.0
23,282		Service Corp. International	264,018	0.2
3,900		Signet Jewelers Ltd.	182,910	0.1
5,373		Sotheby’s	211,374	0.2
600		Strayer Education, Inc.	61,737	0.0
1,900		Thor Industries, Inc.	61,883	0.0
5,400	@	Toll Brothers, Inc.	126,684	0.1
10,200		Tractor Supply Co.	871,794	0.7
10,281		Tupperware Corp.	644,516	0.5
1,500	@, L	Under Armour, Inc.	133,860	0.1
14,000	@, L	Valassis Communications, Inc.	349,720	0.3
7,874	@	Warnaco Group, Inc.	462,282	0.4
70,195		Wendy’s Company	355,889	0.3
4,618		Williams-Sonoma, Inc.	178,255	0.1
984	@	WMS Industries, Inc.	21,677	0.0
			16,399,586	13.1
		Consumer Staples: 3.7%
9,402		Church & Dwight Co., Inc.	448,851	0.4
3,700		Corn Products International, Inc.	212,195	0.2
9,533	@	Energizer Holdings, Inc.	728,798	0.6
13,950		Flowers Foods, Inc.	267,003	0.2
10,706	@, L	Green Mountain Coffee Roasters, Inc.	695,569	0.6
2,100		Lancaster Colony Corp.	136,857	0.1
12,052	@	Monster Beverage Corp.	689,254	0.5
1,823	@	Post Holdings, Inc.	56,768	0.0
2,746	@	Ralcorp Holdings, Inc.	204,852	0.2
5,200		Ruddick Corp.	212,992	0.2
28,218	@	Smithfield Foods, Inc.	661,148	0.5
2,600		Tootsie Roll Industries, Inc.	60,450	0.0
6,100		Universal Corp.	280,234	0.2
			4,654,971	3.7
		Energy: 6.5%
11,724		Arch Coal, Inc.	159,095	0.1
11,718	@	Atwood Oceanics, Inc.	557,308	0.4
3,436	@	Bill Barrett Corp.	100,434	0.1
4,900	L	CARBO Ceramics, Inc.	449,085	0.4
12,728		Cimarex Energy Co.	1,026,768	0.8
3,200	@	Dresser-Rand Group, Inc.	168,064	0.1
1,400	@	Dril-Quip, Inc.	97,986	0.1
31,077	@	Forest Oil Corp.	401,825	0.3
6,900	@	Helix Energy Solutions Group, Inc.	132,756	0.1
28,324		HollyFrontier Corp.	924,212	0.7
6,700	@	Northern Oil And Gas, Inc.	158,857	0.1
6,386		Oceaneering International, Inc.	346,568	0.3
2,300	@	Oil States International, Inc.	186,806	0.1
29,700		Patterson-UTI Energy, Inc.	576,774	0.5
20,326	@	Plains Exploration & Production Co.	895,767	0.7
4,300		SM Energy Co.	338,496	0.3
13,411		Southern Union Co.	589,279	0.5
14,449	@	Superior Energy Services	423,934	0.3
1,968		Tidewater, Inc.	117,096	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
9,645	@	Unit Corp.	$458,813	0.4
1,800		World Fuel Services Corp.	74,988	0.1
			8,184,911	6.5
		Financials: 20.1%
2,893	@	Affiliated Managers Group, Inc.	307,786	0.2
9,614		Alexandria Real Estate Equities, Inc.	689,228	0.5
2,100		American Campus Communities, Inc.	86,415	0.1
14,800		American Financial Group, Inc.	554,260	0.4
58,200		Apollo Investment Corp.	408,564	0.3
5,400		Arthur J. Gallagher & Co.	184,248	0.1
3,300		Aspen Insurance Holdings Ltd.	87,549	0.1
5,700		Associated Banc-Corp.	75,468	0.1
16,500		Astoria Financial Corp.	144,870	0.1
21,400		Bancorpsouth, Inc.	253,376	0.2
10,100		Bank of Hawaii Corp.	464,600	0.4
12,224		BRE Properties, Inc.	592,008	0.5
3,700		Brown & Brown, Inc.	87,431	0.1
4,333		Camden Property Trust	268,646	0.2
8,280		Cathay General Bancorp.	135,295	0.1
1,500		City National Corp.	70,500	0.1
14,752		Commerce Bancshares, Inc.	569,575	0.5
8,200		Corporate Office Properties Trust SBI MD	201,064	0.2
2,834		Cullen/Frost Bankers, Inc.	160,064	0.1
13,408		Duke Realty Corp.	186,103	0.1
5,800		East-West Bancorp., Inc.	128,296	0.1
20,423		Eaton Vance Corp.	588,387	0.5
6,300		Equity One, Inc.	119,826	0.1
2,395		Essex Property Trust, Inc.	335,276	0.3
2,870		Everest Re Group Ltd.	252,130	0.2
8,600		Federal Realty Investment Trust	820,010	0.7
37,400		Fidelity National Title Group, Inc.	645,524	0.5
11,200		First American Financial Corp.	172,480	0.1
60,167		First Niagara Financial Group, Inc.	575,197	0.5
14,900		FirstMerit Corp.	239,145	0.2
7,564		Fulton Financial Corp.	74,127	0.1
9,000		Hancock Holding Co.	305,550	0.2
9,480		Hanover Insurance Group, Inc.	386,974	0.3
20,607		HCC Insurance Holdings, Inc.	629,338	0.5
14,103		Highwoods Properties, Inc.	451,296	0.4
2,900		Home Properties, Inc.	167,127	0.1
21,000		Hospitality Properties Trust	519,330	0.4
5,600		International Bancshares Corp.	106,288	0.1
42,000		Janus Capital Group, Inc.	370,440	0.3
20,386		Jefferies Group, Inc.	340,854	0.3
5,420		Jones Lang LaSalle, Inc.	441,242	0.3
5,357		Kemper Corp.	153,317	0.1
18,124		Liberty Property Trust	614,766	0.5
10,218		Macerich Co.	551,670	0.4
17,435		Mack-Cali Realty Corp.	498,641	0.4
3,800		Mercury General Corp.	162,944	0.1
19,871	@	MSCI, Inc. - Class A	703,036	0.6
4,000		National Retail Properties, Inc.	106,600	0.1
66,913	L	New York Community Bancorp., Inc.	870,538	0.7
8,163		Old Republic International Corp.	88,650	0.1
21,300		Omega Healthcare Investors, Inc.	433,881	0.3
9,800		Potlatch Corp.	302,036	0.2
1,000		Prosperity Bancshares, Inc.	43,740	0.0
2,182		Protective Life Corp.	60,594	0.0
17,987		Raymond James Financial, Inc.	636,200	0.5
16,486		Rayonier, Inc.	733,957	0.6
18,900		Realty Income Corp.	697,221	0.6
3,930		Regency Centers Corp.	168,165	0.1
11,342		Reinsurance Group of America, Inc.	654,093	0.5
14,933		SEI Investments Co.	294,927	0.2
9,660		Senior Housing Properties Trust	206,724	0.2
1,800	@	Signature Bank	106,848	0.1
6,000		SL Green Realty Corp.	456,300	0.4
10,673		Stancorp Financial Group, Inc.	424,358	0.3
1,700	@	SVB Financial Group	100,776	0.1
43,800		Synovus Financial Corp.	92,856	0.1
2,800		Taubman Centers, Inc.	193,396	0.2
30,000		TCF Financial Corp.	323,400	0.3
6,045	L	Transatlantic Holdings, Inc.	366,327	0.3
6,800		Trustmark Corp.	160,344	0.1
13,200		UDR, Inc.	330,264	0.3
29,340		Valley National Bancorp.	367,043	0.3
2,900		Waddell & Reed Financial, Inc.	91,524	0.1
4,100		Washington Federal, Inc.	66,420	0.0
2,300		Webster Financial Corp.	50,324	0.0
4,056		Weingarten Realty Investors	100,994	0.1
3,000		Westamerica Bancorp.	142,080	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
16,900		WR Berkley Corp.	$604,175	0.5
			25,155,016	20.1
		Health Care: 9.6%
7,800	@	Allscripts Healthcare Solutions, Inc.	150,696	0.1
8,200	@	AMERIGROUP Corp.	557,026	0.4
2,060	@	Bio-Rad Laboratories, Inc.	209,955	0.2
1,500	@	Catalyst Health Solutions, Inc.	93,030	0.1
2,100	@	Charles River Laboratories International, Inc.	73,773	0.1
20,772	@	Community Health Systems, Inc.	524,285	0.4
8,100		Cooper Cos., Inc.	643,788	0.5
3,204	@	Covance, Inc.	152,927	0.1
19,646	@	Endo Pharmaceuticals Holdings, Inc.	728,277	0.6
1,700	@	Gen-Probe, Inc.	116,076	0.1
53,332	@	Health Management Associates, Inc.	393,590	0.3
12,077	@	Health Net, Inc.	455,786	0.4
6,383	@	Henry Schein, Inc.	472,470	0.4
4,021		Hill-Rom Holdings, Inc.	136,593	0.1
3,200	@	HMS Holdings Corp.	103,104	0.1
18,008	@	Hologic, Inc.	373,306	0.3
7,994	@	Idexx Laboratories, Inc.	685,485	0.5
1,500	@	LifePoint Hospitals, Inc.	58,455	0.0
19,790		Lincare Holdings, Inc.	531,559	0.4
700	@	Masimo Corp.	15,260	0.0
2,021		Medicis Pharmaceutical Corp.	70,614	0.1
8,300	@	Mednax, Inc.	617,437	0.5
2,436	@	Mettler Toledo International, Inc.	439,162	0.3
6,011		Omnicare, Inc.	211,467	0.2
2,600		Owens & Minor, Inc.	77,896	0.1
5,500	@	Regeneron Pharmaceuticals, Inc.	576,345	0.5
23,726	@	Resmed, Inc.	695,172	0.6
1,610		Steris Corp.	50,522	0.0
3,876		Techne Corp.	277,483	0.2
1,633		Teleflex, Inc.	96,788	0.1
1,653	@	Thoratec Corp.	57,028	0.0
10,542	@	United Therapeutics Corp.	503,170	0.4
14,893		Universal Health Services, Inc.	664,377	0.5
2,600	@	VCA Antech, Inc.	57,174	0.0
15,000	@	Vertex Pharmaceuticals, Inc.	583,800	0.5
8,780	@	WellCare Health Plans, Inc.	595,811	0.5
			12,049,687	9.6
		Industrials: 17.0%
1,200		Acuity Brands, Inc.	74,628	0.1
23,200	@	Aecom Technology Corp.	541,720	0.4
14,700	@	AGCO Corp.	758,961	0.6
6,743	@	Alaska Air Group, Inc.	462,368	0.4
4,400		Alexander & Baldwin, Inc.	204,204	0.2
7,263		Alliant Techsystems, Inc.	435,780	0.3
12,300		Ametek, Inc.	585,480	0.5
5,207	@	BE Aerospace, Inc.	238,689	0.2
15,800		Brink’s Co.	398,950	0.3
2,550		Carlisle Cos., Inc.	124,440	0.1
5,300		Clarcor, Inc.	267,491	0.2
1,600	@	Clean Harbors, Inc.	107,456	0.1
14,377		Con-way, Inc.	424,840	0.3
1,745	@	Copart, Inc.	86,866	0.1
3,700		Corporate Executive Board Co.	153,328	0.1
20,492	@	Corrections Corp. of America	513,530	0.4
6,472		Crane Co.	314,345	0.3
5,400		Deluxe Corp.	133,218	0.1
4,066		Donaldson Co., Inc.	298,566	0.2
6,700	@	Esterline Technologies Corp.	435,165	0.3
19,400		Exelis, Inc.	203,894	0.2
10,700	@	Fortune Brands Home & Security, Inc.	206,938	0.2
10,276	@	FTI Consulting, Inc.	411,759	0.3
2,600		Gardner Denver, Inc.	178,568	0.1
7,200		GATX Corp.	313,128	0.3
5,800	@	General Cable Corp.	179,626	0.1
11,800		Graco, Inc.	603,924	0.5
19,133		Harsco Corp.	425,327	0.3
6,200		Herman Miller, Inc.	130,200	0.1
4,780		HNI, Corp.	120,838	0.1
8,753		Hubbell, Inc.	658,401	0.5
12,300	@	Huntington Ingalls Industries, Inc.	441,324	0.4
15,000		IDEX Corp.	627,000	0.5
20,500		ITT Corp.	511,475	0.4
5,202		JB Hunt Transport Services, Inc.	266,395	0.2
11,900	@	JetBlue Airways Corp.	60,690	0.0
12,082	@	Kansas City Southern	840,666	0.7
22,554		KBR, Inc.	819,161	0.7
12,300		Kennametal, Inc.	566,661	0.5
2,900	@	Kirby Corp.	198,998	0.2
5,000	@	Korn/Ferry International	79,850	0.1
1,877		Landstar System, Inc.	101,471	0.1
1,400		Lennox International, Inc.	54,782	0.0
8,900		Lincoln Electric Holdings, Inc.	411,091	0.3
3,596		Manpower, Inc.	154,880	0.1
3,300		Mine Safety Appliances Co.	121,638	0.1
7,900		MSC Industrial Direct Co.	627,339	0.5
10,400		Nordson Corp.	571,688	0.5
3,800	@	Oshkosh Truck Corp.	88,578	0.1
5,147		Pentair, Inc.	198,160	0.2
1,468		Regal-Beloit Corp.	99,090	0.1
6,800		Rollins, Inc.	137,768	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
2,393	@	Shaw Group, Inc.	$69,253	0.1
2,165		SPX Corp.	158,348	0.1
2,703	@	Terex Corp.	68,629	0.1
5,501	@	Thomas & Betts Corp.	397,337	0.3
13,066		Timken Co.	684,658	0.5
9,200		Towers Watson & Co.	588,248	0.5
3,500		Trinity Industries, Inc.	121,660	0.1
4,100		Triumph Group, Inc.	261,580	0.2
2,000	@, L	United Rentals, Inc.	83,360	0.1
12,071		URS Corp.	526,899	0.4
10,900		UTI Worldwide, Inc.	175,926	0.1
800		Valmont Industries, Inc.	88,856	0.1
2,399		Wabtec Corp.	179,277	0.1
19,600		Waste Connections, Inc.	637,392	0.5
700		Watsco, Inc.	49,973	0.0
7,100		Werner Enterprises, Inc.	171,962	0.1
1,422		Woodward Governor Co.	62,241	0.0
			21,296,932	17.0
		Information Technology: 15.9%
3,500	@	ACI Worldwide, Inc.	132,230	0.1
8,600	@	Acxiom Corp.	120,744	0.1
6,062		Adtran, Inc.	213,685	0.2
3,500	@	Advent Software, Inc.	90,055	0.1
3,169	@	Alliance Data Systems Corp.	384,590	0.3
6,247	@	Ansys, Inc.	394,685	0.3
20,200	@	AOL, Inc.	362,792	0.3
17,660	@	Arrow Electronics, Inc.	709,049	0.6
71,123	@	Atmel Corp.	719,054	0.6
20,071	@	Avnet, Inc.	717,338	0.6
19,975		Broadridge Financial Solutions ADR	486,191	0.4
51,368	@	Cadence Design Systems, Inc.	604,601	0.5
3,620	@	Ciena Corp.	54,010	0.0
23,000	@	Compuware Corp.	207,230	0.2
1,600	@	Concur Technologies, Inc.	94,320	0.1
12,732	@	Convergys Corp.	163,988	0.1
2,500	@	CoreLogic, Inc.	38,450	0.0
3,183	@	Cree, Inc.	96,413	0.1
29,900		Cypress Semiconductor Corp.	515,775	0.4
2,335		Diebold, Inc.	91,369	0.1
1,243		DST Systems, Inc.	65,879	0.0
3,381	@	Equinix, Inc.	473,949	0.4
5,500		Factset Research Systems, Inc.	480,700	0.4
3,500		Fair Isaac Corp.	141,680	0.1
5,500	@	Fairchild Semiconductor International, Inc.	80,245	0.1
16,800	@	Gartner, Inc.	676,368	0.5
13,430		Global Payments, Inc.	693,257	0.6
5,432	@	Informatica Corp.	267,037	0.2
12,462	@	Ingram Micro, Inc.	238,398	0.2
13,200	@	International Rectifier Corp.	296,340	0.2
3,800		Intersil Corp.	43,016	0.0
1,900	@	Itron, Inc.	84,398	0.1
3,100		Jack Henry & Associates, Inc.	104,594	0.1
18,500	@	Lam Research Corp.	771,450	0.6
3,050		Lender Processing Services, Inc.	67,222	0.1
2,500		Mantech International Corp.	83,850	0.1
9,900	@	Mentor Graphics Corp.	150,084	0.1
3,830	@	Micros Systems, Inc.	198,892	0.2
44,600	@	Monster Worldwide, Inc.	309,524	0.2
9,800		National Instruments Corp.	260,680	0.2
4,900	@	NCR Corp.	106,428	0.1
14,175	@	NeuStar, Inc.	496,834	0.4
20,700	@	Parametric Technology Corp.	552,690	0.4
11,244		Plantronics, Inc.	419,401	0.3
10,678	@	Polycom, Inc.	220,501	0.2
25,600	@	QLogic Corp.	440,064	0.3
15,143	@	Quest Software, Inc.	303,163	0.2
5,700	@	Rackspace Hosting, Inc.	297,768	0.2
8,824	@	RF Micro Devices, Inc.	42,090	0.0
8,600	@	Riverbed Technolgoy, Inc.	244,842	0.2
5,824	@	Rovi Corp.	206,636	0.2
10,200	@	Semtech Corp.	292,842	0.2
10,000	@	Silicon Laboratories, Inc.	448,000	0.4
9,500	@	Skyworks Solutions, Inc.	256,215	0.2
13,200		Solera Holdings, Inc.	633,600	0.5
23,400	@	Synopsys, Inc.	712,998	0.6
2,479	@	Tech Data Corp.	132,577	0.1
19,600		Tellabs, Inc.	77,616	0.1
15,300	@	TIBCO Software, Inc.	443,241	0.4
7,939	@	Trimble Navigation Ltd.	399,252	0.3
3,200	@	Valueclick, Inc.	66,560	0.0
16,300	@	Verifone Holdings, Inc.	780,607	0.6
35,857	@	Vishay Intertechnology, Inc.	439,607	0.3
5,700	@	Zebra Technologies Corp.	219,108	0.2
			19,916,772	15.9
		Materials: 6.3%
12,300		Albemarle Corp.	818,196	0.7
7,100		Aptargroup, Inc.	374,738	0.3
4,752		Ashland, Inc.	302,037	0.2
3,100		Cabot Corp.	125,581	0.1
1,300		Carpenter Technology Corp.	66,690	0.1
4,000		Commercial Metals Co.	53,160	0.0
6,700		Compass Minerals International, Inc.	482,735	0.4
5,785		Cytec Industries, Inc.	343,976	0.3

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
6,300		Domtar Corp.	$603,981	0.5
5,200		Greif, Inc. - Class A	266,292	0.2
1,700	@	Intrepid Potash, Inc.	42,993	0.0
2,556		Martin Marietta Materials, Inc.	219,484	0.2
1,900		Minerals Technologies, Inc.	122,683	0.1
2,300		NewMarket Corp.	419,589	0.3
18,700		Olin Corp.	393,261	0.3
2,965		Packaging Corp. of America	87,883	0.1
12,734		Reliance Steel & Aluminum Co.	684,070	0.6
9,100		Rock-Tenn Co.	641,459	0.5
4,406		RPM International, Inc.	105,171	0.1
1,100		Scotts Miracle-Gro Co.	51,524	0.0
5,300		Sensient Technologies Corp.	196,047	0.2
9,600		Silgan Holdings, Inc.	408,192	0.3
5,314		Sonoco Products Co.	174,512	0.1
38,189		Steel Dynamics, Inc.	565,579	0.5
5,218		Valspar Corp.	241,854	0.2
2,700		Worthington Industries	45,549	0.0
			7,837,236	6.3
		Telecommunication Services: 0.4%
19,566		Telephone & Data Systems, Inc.	494,433	0.4

		Telecommunications: 0.1%
8,940	@	TW Telecom, Inc.	193,104	0.1

		Utilities: 5.3%
6,800		Alliant Energy Corp.	289,952	0.2
4,300		Aqua America, Inc.	95,503	0.1
17,200		Atmos Energy Corp.	528,556	0.4
1,699		Black Hills Corp.	55,795	0.0
2,000		Cleco Corp.	76,960	0.1
11,900		Energen Corp.	633,437	0.5
26,500		Great Plains Energy, Inc.	524,170	0.4
18,030		Hawaiian Electric Industries	451,651	0.4
1,964		Idacorp, Inc.	79,503	0.1
9,200		MDU Resources Group, Inc.	199,640	0.2
7,966		National Fuel Gas Co.	400,929	0.3
7,400		NSTAR	347,060	0.3
12,004		NV Energy, Inc.	188,223	0.1
14,938		OGE Energy Corp.	783,946	0.6
8,400		PNM Resources, Inc.	151,032	0.1
5,800		Questar Corp.	111,476	0.1
21,512		UGI Corp.	607,714	0.5
8,700		Vectren Corp.	254,214	0.2
18,700		Westar Energy, Inc.	514,624	0.4
10,096		WGL Holdings, Inc.	412,220	0.3
			6,706,605	5.3
		Total Common Stock (Cost $98,285,924)	122,889,253	98.0
SHORT-TERM INVESTMENTS: 4.4%
		Securities Lending Collateral(cc)(1): 2.6%
1,000,000		BNP Paribas Bank, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.000%-5.500%, Market Value plus accrued interest $1,020,000, due 01/01/22-02/01/42)	1,000,000	0.8
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,020,000, due 05/01/51-09/01/49)	1,000,000	0.8
175,933		Daiwa Capital Markets, Repurchase Agreement dated 02/02/12, 0.00%, due 09/09/49 (Repurchase Amount $175,933, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.200%-6.500%, Market Value plus accrued interest $179,452, due 11/21/12-02/01/42)	175,933	0.2
1,000,000		Deutsche Bank AG, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.500%-7.000%, Market Value plus accrued interest $1,020,000, due 04/01/26-02/01/42)	1,000,000	0.8
			3,175,933	2.6

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.8%
2,281,800		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,281,800)	$2,281,800	1.8
		Total Short-Term Investments
		(Cost $5,457,733)	5,457,733	4.4
		Total Investments in Securities (Cost $103,743,657)	$128,346,986	102.4
		Liabilities in Excess of Other Assets	(3,060,743)	(2.4)
		Net Assets	$125,286,243	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $105,357,386.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$25,804,961
		Gross Unrealized Depreciation	(2,815,361)
		Net Unrealized Appreciation	$22,989,600

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 2/29/2012
Asset Table
Investments, at value
Common Stock*	$122,889,253	$—	$—	$122,889,253
Short-Term Investments	2,281,800	3,175,933	—	5,457,733
Total Investments, at value	$125,171,053	$3,175,933	$—	$128,346,986
Other Financial Instruments+
Futures	286,999	—	—	286,999
Total Assets	$125,458,052	$3,175,933	$—	$128,633,985

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended February 29, 2012.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 29, 2012 (Unaudited) (continued)

ING Index Plus MidCap Fund Open Futures Contracts on February 29, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	23	03/16/12	$2,246,180	$286,999
			$2,246,180	$286,999

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended February 29, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/29/2012
Asset Table
Investments, at value
Short-Term Investments	$600,536	$—	$(600,536)	$—	$(150,134)	$150,134	$—	$—	$—
Total Investments, at value	$600,536	$—	$(600,536)	$—	$(150,134)	$150,134	$—	$—	$—

As of February 29, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 15.0%
4,700	@	American Public Education, Inc.	$184,052	0.3
7,316		Arbitron, Inc.	244,647	0.4
1,500	@	Arctic Cat, Inc.	55,170	0.1
2,822		Big 5 Sporting Goods Corp.	21,983	0.0
37	@	Biglari Holdings, Inc.	15,189	0.0
850	@	BJ’s Restaurants, Inc.	42,203	0.1
300	@, L	Blue Nile, Inc.	10,695	0.0
700		Blyth, Inc.	44,660	0.1
2,200	@, L	Boyd Gaming Corp.	17,622	0.0
7,500		Brown Shoe Co., Inc.	80,850	0.1
3,034		Brunswick Corp.	72,543	0.1
1,086		Buckle, Inc.	48,783	0.1
4,150	@	Buffalo Wild Wings, Inc.	358,934	0.6
1,738	@	Cabela’s, Inc.	61,664	0.1
950	L	Callaway Golf Co.	6,223	0.0
6,008	@	Capella Education Co.	233,110	0.4
43,800	@	Career Education Corp.	377,556	0.6
1,102		Cato Corp.	29,875	0.1
5,700		CEC Entertainment, Inc.	217,512	0.3
935	@	Childrens Place Retail Stores, Inc.	47,451	0.1
4,500		Christopher & Banks Corp.	9,630	0.0
1,369	@	Coinstar, Inc.	79,717	0.1
7,700	@	Coldwater Creek, Inc.	7,238	0.0
6,300	@	Corinthian Colleges, Inc.	28,287	0.0
975		Cracker Barrel Old Country Store	54,278	0.1
31,096	@	CROCS, Inc.	611,036	1.0
12,800	@	Digital Generation, Inc.	128,000	0.2
660	@	DineEquity, Inc.	35,231	0.1
2,400	@	Drew Industries, Inc.	65,760	0.1
750		Ethan Allen Interiors, Inc.	18,937	0.0
4,100	@	EW Scripps Co.	39,032	0.1
1,632		Finish Line	37,520	0.1
497		Fred’s, Inc.	6,883	0.0
4,139	@	Genesco, Inc.	282,031	0.4
1,020		Group 1 Automotive, Inc.	52,601	0.1
1,600		Harte-Hanks, Inc.	13,984	0.0
2,400		Haverty Furniture Cos., Inc.	26,400	0.0
8,583	@	Helen of Troy Ltd.	278,948	0.4
627	@	Hibbett Sporting Goods, Inc.	30,692	0.1
7,276		Hillenbrand, Inc.	167,130	0.3
3,400		HOT Topic, Inc.	30,328	0.1
7,655	@	Iconix Brand Group, Inc.	139,015	0.2
5,150		Interval Leisure Group, Inc.	69,473	0.1
3,400	@	iRobot Corp.	86,768	0.1
1,900	@	Jack in the Box, Inc.	45,315	0.1
3,386		Jakks Pacific, Inc.	52,585	0.1
1,081	@	JoS. A Bank Clothiers, Inc.	55,661	0.1
2,100	@	Kirkland’s, Inc.	33,495	0.1
3,500	@	K-Swiss, Inc.	11,655	0.0
1,176	@	La-Z-Boy, Inc.	16,805	0.0
2,800		Lithia Motors, Inc.	66,108	0.1
17,835	@	Live Nation, Inc.	166,222	0.3
4,677	@, L	Liz Claiborne, Inc.	45,741	0.1
14,200	@, L	Lumber Liquidators	310,838	0.5
2,400	@	M/I Homes, Inc.	29,064	0.0
8,800	@	Maidenform Brands, Inc.	184,800	0.3
2,600		Marcus Corp.	31,330	0.1
2,900	@	MarineMax, Inc.	23,432	0.0
1,600	@	Marriott Vacations Worldwide Corp.	39,888	0.1
17,565		Men’s Wearhouse, Inc.	680,292	1.1
860	@	Meritage Homes Corp.	22,265	0.0
1,800	@	Midas, Inc.	16,434	0.0
1,400	@	Monarch Casino & Resort, Inc.	14,672	0.0
1,321		Monro Muffler, Inc.	60,594	0.1
2,200		Movado Group, Inc.	47,080	0.1
3,400	@	Multimedia Games, Inc.	34,782	0.1
38,664	L	Nutri/System, Inc.	435,743	0.7
2,300	@	O’Charleys, Inc.	22,793	0.0
2,338	@	OfficeMax, Inc.	13,093	0.0
550		Oxford Industries, Inc.	27,720	0.0
730	@	Papa John’s International, Inc.	27,127	0.0
200	@, L	Peet’s Coffee & Tea, Inc.	12,878	0.0
1,839		PEP Boys-Manny Moe & Jack	27,659	0.0
1,600	@	Perry Ellis International, Inc.	27,888	0.0
150		PetMed Express, Inc.	1,827	0.0
373		PF Chang’s China Bistro, Inc.	14,293	0.0
2,196	@	Pinnacle Entertainment, Inc.	24,178	0.0
1,582		Pool Corp.	57,585	0.1
6,547	@	Quiksilver, Inc.	30,640	0.1
3,835	@	Ruby Tuesday, Inc.	29,836	0.1
600	@	Rue21, Inc.	16,008	0.0
4,400	@	Ruth’s Hospitality Group, Inc.	27,412	0.0
1,900		Ryland Group, Inc.	34,447	0.1
2,300	@	Select Comfort Corp.	68,057	0.1
2,110	@	Shuffle Master, Inc.	30,806	0.1
27,401	@	Skechers USA, Inc.	349,911	0.6
1,400		Sonic Automotive, Inc.	23,982	0.0
1,750	@	Sonic Corp.	14,455	0.0
4,200		Spartan Motors, Inc.	23,982	0.0
4,310		Stage Stores, Inc.	64,435	0.1
2,500		Standard Motor Products, Inc.	56,800	0.1
600	@, L	Standard-Pacific Corp.	2,628	0.0
3,500	@	Stein Mart, Inc.	25,095	0.0
2,090	@	Steven Madden Ltd.	90,246	0.1
2,400		Sturm Ruger & Co., Inc.	100,272	0.2
2,973		Superior Industries International	53,752	0.1
3,033		Texas Roadhouse, Inc.	50,742	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
12,426	@	True Religion Apparel, Inc.	$327,674	0.5
5,500	@	Tuesday Morning Corp.	18,865	0.0
1,917	@	Universal Electronics, Inc.	37,497	0.1
2,700		Universal Technical Institute, Inc.	35,073	0.1
10,700	@	Vitamin Shoppe, Inc.	454,001	0.7
2,400	@	VOXX International Corp.	30,696	0.1
950	@, L	Winnebago Industries	8,474	0.0
6,430		Wolverine World Wide, Inc.	245,240	0.4
3,250	@	Zale Corp.	10,433	0.0
950	@	Zumiez, Inc.	29,849	0.1
			9,442,791	15.0
		Consumer Staples: 3.8%
11,000	@	Alliance One International, Inc.	40,590	0.1
7,055		Andersons, Inc.	304,000	0.5
6,500		B&G Foods, Inc.	151,320	0.2
478	@, L	Boston Beer Co., Inc.	45,181	0.1
1,600	L	Calavo Growers, Inc.	44,000	0.1
587		Cal-Maine Foods, Inc.	22,599	0.0
1,644		Casey’s General Stores, Inc.	84,222	0.1
5,923	@	Central Garden & Pet Co.	56,683	0.1
17,680	@	Darling International, Inc.	282,703	0.4
13,877	L	Diamond Foods, Inc.	331,938	0.5
1,812	@	Hain Celestial Group, Inc.	74,002	0.1
2,000		Inter Parfums, Inc.	33,740	0.1
1,839		J&J Snack Foods Corp.	92,263	0.1
1,576		Nash Finch Co.	42,253	0.1
6,400	@	Prestige Brands Holdings, Inc.	105,600	0.2
935	L	Sanderson Farms, Inc.	46,002	0.1
1,200	@	Seneca Foods Corp.	30,744	0.0
1,956		Snyders-Lance, Inc.	43,912	0.1
2,900		Spartan Stores, Inc.	51,736	0.1
6,250	@	TreeHouse Foods, Inc.	360,000	0.6
1,988	@	United Natural Foods, Inc.	90,494	0.1
2,100		WD-40 Co.	90,468	0.1
			2,424,450	3.8
		Energy: 4.3%
3,500	@	Approach Resources, Inc.	120,960	0.2
2,750	@	Basic Energy Services, Inc.	54,615	0.1
5,161		Bristow Group, Inc.	243,651	0.4
5,900	@	Cloud Peak Energy, Inc.	104,548	0.2
4,300	@, L	Comstock Resources, Inc.	68,929	0.1
550	@	Contango Oil & Gas Co.	34,969	0.1
7,900	@	Exterran Holdings, Inc.	113,760	0.2
2,500	@	Georesources, Inc.	80,100	0.1
1,800		Gulf Island Fabrication, Inc.	52,758	0.1
1,800	@	Gulfport Energy Corp.	60,516	0.1
1,350	@	Hornbeck Offshore Services, Inc.	55,012	0.1
6,585	@	ION Geophysical Corp.	47,149	0.1
1,214		Lufkin Industries, Inc.	96,683	0.1
3,300	@	Matrix Service Co.	43,692	0.1
600	@	OYO Geospace Corp.	66,030	0.1
43,398		Penn Virginia Corp.	212,216	0.3
922	@	Petroleum Development Corp.	30,002	0.0
13,750	@	Petroquest Energy, Inc.	83,875	0.1
39,519	@	Pioneer Drilling Co.	393,609	0.6
1,794	@	SEACOR Holdings, Inc.	177,391	0.3
1,894	@	Stone Energy Corp.	60,513	0.1
17,558	@	Swift Energy Co.	527,267	0.8
1,750	@	Tetra Technologies, Inc.	15,907	0.0
			2,744,152	4.3
		Financials: 20.0%
2,228		Acadia Realty Trust	47,211	0.1
2,319	@	Amerisafe, Inc.	52,317	0.1
5,800		Bank Mutual Corp.	22,794	0.0
950		Bank of the Ozarks, Inc.	27,883	0.0
9,800	@	BBCN Bancorp, Inc.	100,450	0.2
10,845		BioMed Realty Trust, Inc.	199,765	0.3
3,850		Boston Private Financial Holdings, Inc.	36,690	0.1
2,963		Brookline Bancorp., Inc.	27,200	0.0
2,500		Calamos Asset Management, Inc.	30,650	0.0
1,015		Cash America International, Inc.	47,076	0.1
7,000		Cedar Shopping Centers, Inc.	33,320	0.1
1,900		City Holding Co.	65,113	0.1
3,005		Colonial Properties Trust	61,663	0.1
1,543		Columbia Banking System, Inc.	32,634	0.1
4,440		Community Bank System, Inc.	121,301	0.2
4,400		Cousins Properties, Inc.	32,516	0.1
11,570		Delphi Financial Group	515,559	0.8
7,534		DiamondRock Hospitality Co.	75,039	0.1
3,500		Dime Community Bancshares	48,720	0.1
9,450		EastGroup Properties, Inc.	455,396	0.7
2,700	@, L	eHealth, Inc.	40,581	0.1
700		Employers Holdings, Inc.	12,103	0.0
2,800	@	Encore Capital Group, Inc.	62,384	0.1
6,716		Entertainment Properties Trust	305,578	0.5
3,680		Extra Space Storage, Inc.	97,042	0.2
19,272	@	Ezcorp, Inc.	607,068	1.0

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
1,200	@	Financial Engines, Inc.	$27,660	0.0
2,700	@, L	First BanCorp/Puerto Rico	10,449	0.0
1,089	@	First Cash Financial Services, Inc.	46,021	0.1
2,500		First Commonwealth Financial Corp.	14,975	0.0
15,220		First Financial Bancorp.	249,151	0.4
4,225		First Financial Bankshares, Inc.	144,749	0.2
24,796		First Midwest Bancorp., Inc.	286,642	0.5
27,800		FNB Corp.	327,762	0.5
1,379	@	Forestar Real Estate Group, Inc.	21,637	0.0
2,149		Franklin Street Properties Corp.	22,156	0.0
10,100		Getty Realty Corp.	171,700	0.3
20,100		Glacier Bancorp., Inc.	277,380	0.4
4,688	@	Hanmi Financial Corp.	40,645	0.1
25,250		Healthcare Realty Trust, Inc.	521,917	0.8
2,850		Home Bancshares, Inc.	71,820	0.1
12,242		Horace Mann Educators Corp.	212,154	0.3
2,731		Independent Bank Corp.	75,075	0.1
1,531		Infinity Property & Casualty Corp.	83,945	0.1
21,500		Inland Real Estate Corp.	186,405	0.3
1,300		Interactive Brokers Group, Inc.	20,618	0.0
2,000	@	Investment Technology Group, Inc.	23,000	0.0
2,266		Kilroy Realty Corp.	99,341	0.2
8,050		Kite Realty Group Trust	39,525	0.1
3,600		LaSalle Hotel Properties	96,048	0.2
5,330		Lexington Realty Trust	46,105	0.1
1,510		LTC Properties, Inc.	46,599	0.1
6,700		Meadowbrook Insurance Group, Inc.	63,784	0.1
57,114		Medical Properties Trust, Inc.	555,148	0.9
6,451		Mid-America Apartment Communities, Inc.	402,349	0.6
14,530	@	National Financial Partners Corp.	221,728	0.3
3,500		National Penn Bancshares, Inc.	30,625	0.0
1,443	@	Navigators Group, Inc.	67,835	0.1
4,226		NBT Bancorp., Inc.	92,169	0.1
27,700		Northwest Bancshares, Inc.	349,574	0.6
5,200		Old National Bancorp.	62,816	0.1
6,500		Oritani Financial Corp.	84,695	0.1
700		PacWest Bancorp	15,239	0.0
2,800		Parkway Properties, Inc.	27,972	0.0
13,651		Pennsylvania Real Estate Investment Trust	183,196	0.3
950	@	Pinnacle Financial Partners, Inc.	15,732	0.0
188	@	Piper Jaffray Cos.	4,621	0.0
6,825	@	Portfolio Recovery Associates, Inc.	475,907	0.8
2,108		Post Properties, Inc.	92,056	0.1
2,700		Presidential Life Corp.	29,214	0.0
2,577		PrivateBancorp, Inc.	37,367	0.1
1,219		ProAssurance Corp.	106,979	0.2
5,000		Prospect Capital Corp.	54,050	0.1
4,850		Provident Financial Services, Inc.	66,639	0.1
4,511		PS Business Parks, Inc.	281,577	0.4
800		RLI Corp.	56,048	0.1
3,500		S&T Bancorp, Inc.	74,235	0.1
1,920		Safety Insurance Group, Inc.	81,946	0.1
1,500		Saul Centers, Inc.	56,790	0.1
1,250		Selective Insurance Group	21,475	0.0
2,159		Simmons First National Corp.	56,760	0.1
948		Sovran Self Storage, Inc.	45,039	0.1
3,900		Sterling Bancorp.	34,710	0.1
2,400		Stewart Information Services Corp.	31,536	0.0
17,872	@	Stifel Financial Corp.	670,736	1.1
5,467		Susquehanna Bancshares, Inc.	50,679	0.1
3,686		SWS Group, Inc.	20,605	0.0
5,658		Tanger Factory Outlet Centers, Inc.	165,666	0.3
1,700	@	Texas Capital Bancshares, Inc.	57,613	0.1
1,050	L	Tompkins Financial Corp.	43,155	0.1
12,067		Tower Group, Inc.	278,144	0.4
11,750		Trustco Bank Corp.	62,980	0.1
10,136		UMB Financial Corp.	422,164	0.7
3,764		Umpqua Holdings Corp.	46,372	0.1
1,868		United Bankshares, Inc.	54,695	0.1
2,440	@	United Community Banks, Inc./GA	21,887	0.0
2,600		United Fire Group, Inc.	52,234	0.1
1,550		Universal Health Realty Income Trust	58,575	0.1
2,960		Urstadt Biddle Properties, Inc.	56,299	0.1
700	@	Virtus Investment Partners	55,678	0.1
7,600	@	Wilshire Bancorp., Inc.	32,984	0.1
1,384		Wintrust Financial Corp.	46,655	0.1
4,855	@, L	World Acceptance, Corp.	308,390	0.5
			12,606,854	20.0
		Health Care: 10.9%
1,150	@	Abaxism, Inc.	30,544	0.1
3,400	@	Affymetrix, Inc.	14,178	0.0
600	@	Air Methods Corp.	54,138	0.1
15,762	@	Align Technology, Inc.	403,665	0.6
3,300	@	Almost Family, Inc.	75,504	0.1
19,752	@	Amedisys, Inc.	253,813	0.4

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
5,100	@	AMN Healthcare Services, Inc.	$27,234	0.0
934	@	Amsurg Corp.	24,405	0.0
700		Analogic Corp.	39,865	0.1
6,800	@	Arqule, Inc.	48,280	0.1
1,600	@, L	Bio-Reference Labs, Inc.	32,224	0.1
3,700	@	Cambrex Corp.	24,642	0.0
2,550		Cantel Medical Corp.	51,484	0.1
14,846	@	Centene Corp.	724,485	1.1
700		Chemed Corp.	43,274	0.1
500		Computer Programs & Systems, Inc.	30,420	0.0
1,150		Conmed Corp.	34,316	0.1
800	@	Corvel Corp.	36,272	0.1
3,900	@	Cross Country Healthcare, Inc.	22,074	0.0
3,500	@	CryoLife, Inc.	19,075	0.0
2,767	@	Cubist Pharmaceuticals, Inc.	118,594	0.2
1,150	@	Cyberonics	42,814	0.1
7,300	@	Emergent Biosolutions, Inc.	111,471	0.2
2,100		Ensign Group, Inc.	57,561	0.1
4,200	@	Enzo Biochem, Inc.	10,836	0.0
5,502	@	eResearch Technology, Inc.	35,103	0.1
24,233	@	Gentiva Health Services, Inc.	190,229	0.3
900	@	Greatbatch, Inc.	22,275	0.0
1,080	@	Haemonetics Corp.	72,392	0.1
2,000	@	Hanger Orthopedic Group, Inc.	41,380	0.1
1,600	@	Healthways, Inc.	12,720	0.0
7,300	@	Hi-Tech Pharmacal Co., Inc.	291,416	0.5
200	@	ICU Medical, Inc.	9,176	0.0
11,300	@	Integra LifeSciences Holdings Corp.	357,080	0.6
1,109		Invacare Corp.	18,310	0.0
700	@	IPC The Hospitalist Co., Inc.	25,459	0.0
1,000		Kensey Nash Corp.	22,580	0.0
2,700	@	Kindred Healthcare, Inc.	27,783	0.0
1,200		Landauer, Inc.	64,368	0.1
5,197	@	LHC Group, Inc.	88,453	0.1
6,725	@	Magellan Health Services, Inc.	317,823	0.5
2,100	@	Medicines Co.	45,003	0.1
2,500	@	Medidata Solutions, Inc.	49,850	0.1
1,587		Meridian Bioscience, Inc.	28,598	0.0
5,282	@	Merit Medical Systems, Inc.	66,131	0.1
1,444	@	Molina Healthcare, Inc.	49,038	0.1
4,500	@	Momenta Pharmaceuticals, Inc.	65,970	0.1
1,545	@	MWI Veterinary Supply, Inc.	133,751	0.2
2,996	@	Natus Medical, Inc.	31,368	0.1
2,985	@	Neogen Corp.	103,579	0.2
1,600	@	NuVasive, Inc.	25,104	0.0
4,203	@	Omnicell, Inc.	62,709	0.1
2,400	@	Palomar Medical Technologies, Inc.	26,496	0.0
14,716	@	Par Pharmaceutical Cos., Inc.	546,111	0.9
2,306	@	Parexel International Corp.	56,451	0.1
3,750	@	PharMerica Corp.	45,975	0.1
2,251	@	PSS World Medical, Inc.	54,542	0.1
1,570		Quality Systems, Inc.	67,306	0.1
19,000	@	Questcor Pharmaceuticals, Inc.	739,100	1.2
8,192	@	Salix Pharmaceuticals Ltd.	404,029	0.6
1,800	@	SurModics, Inc.	25,560	0.0
4,600	@	Symmetry Medical, Inc.	33,304	0.1
3,010	@	Viropharma, Inc.	96,501	0.2
1,687		West Pharmaceutical Services, Inc.	70,179	0.1
2,101	@	Zoll Medical Corp.	153,688	0.2
			6,908,058	10.9
		Industrials: 15.2%
2,400		AAON, Inc.	44,520	0.1
10,433		AAR Corp.	230,048	0.4
1,670		ABM Industries, Inc.	37,909	0.1
2,195		Actuant Corp.	61,833	0.1
13,150	@	Aegion Corp.	231,572	0.4
613	@	Aerovironment, Inc.	17,458	0.0
1,350		Albany International Corp.	32,292	0.1
834	@	Allegiant Travel Co.	41,683	0.1
1,987		American Science & Engineering, Inc.	144,455	0.2
1,300		AO Smith Corp.	58,708	0.1
3,541		Apogee Enterprises, Inc.	46,989	0.1
7,217		Applied Industrial Technologies, Inc.	289,907	0.5
17,771		Arkansas Best Corp.	316,324	0.5
627	@	Astec Industries, Inc.	23,795	0.0
3,800		AZZ, Inc.	190,760	0.3
4,800		Badger Meter, Inc.	154,416	0.2
1,440		Barnes Group, Inc.	39,888	0.1
2,007		Belden CDT, Inc.	79,216	0.1
7,599		Brady Corp.	242,788	0.4
2,349		Briggs & Stratton Corp.	39,792	0.1
1,100		Cascade Corp.	58,564	0.1
1,600		CDI Corp.	24,016	0.0
5,496		Ceradyne, Inc.	169,881	0.3
300		CIRCOR International, Inc.	9,933	0.0
4,800		Comfort Systems USA, Inc.	54,912	0.1
2,731	@	Consolidated Graphics, Inc.	127,510	0.2
4,662		Cubic Corp.	222,844	0.4
11,962		Curtiss-Wright Corp.	444,388	0.7
3,850	@	Dolan Media Co.	34,573	0.1
1,186	@	Dycom Industries, Inc.	25,238	0.0

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
8,341		EMCOR Group, Inc.	$231,880	0.4
2,400		Encore Wire Corp.	69,912	0.1
1,900	@	EnerSys	63,802	0.1
700	@	EnPro Industries, Inc.	26,467	0.0
7,800		ESCO Technologies, Inc.	279,162	0.4
1,689	@	Exponent, Inc.	81,444	0.1
7,900		Federal Signal Corp.	37,130	0.1
1,259		Forward Air Corp.	42,391	0.1
800		Franklin Electric Co., Inc.	40,008	0.1
2,400		G&K Services, Inc.	79,992	0.1
7,500	@	Gencorp, Inc.	45,000	0.1
19,455	@	Geo Group, Inc.	342,603	0.5
3,800	@	Gibraltar Industries, Inc.	52,516	0.1
5,839		Griffon Corp.	62,419	0.1
3,188		Healthcare Services Group	62,102	0.1
2,466		Heartland Express, Inc.	35,683	0.1
2,250		Heidrick & Struggles International, Inc.	45,720	0.1
1,700	@, L	Higher One Holdings, Inc.	24,990	0.0
6,929	@	HUB Group, Inc.	246,880	0.4
17,374	@	II-VI, Inc.	406,378	0.6
841		Insperity, Inc.	25,339	0.0
2,515		Interface, Inc.	30,809	0.0
3,629		John Bean Technologies Corp.	62,673	0.1
3,296		Kaman Corp.	113,679	0.2
1,416		Kaydon Corp.	53,270	0.1
3,600		Kelly Services, Inc.	54,000	0.1
1,659		Knight Transportation, Inc.	28,419	0.0
500		Lawson Products	8,155	0.0
387		Lindsay Manufacturing Co.	25,383	0.0
2,200	@	Lydall, Inc.	20,042	0.0
4,450	@	Mobile Mini, Inc.	96,120	0.2
8,567	@	Moog, Inc.	376,177	0.6
1,362		Mueller Industries, Inc.	62,652	0.1
172		National Presto Industries, Inc.	14,894	0.0
2,100	@	Navigant Consulting, Inc.	28,371	0.0
2,500	@	NCI Building Systems, Inc.	30,250	0.0
3,628	@	Old Dominion Freight Line	157,854	0.3
4,700	@	On Assignment, Inc.	65,236	0.1
17,445	@	Orbital Sciences Corp.	245,102	0.4
3,400	@	Orion Marine Group, Inc.	24,820	0.0
1,100	@	Powell Industries, Inc.	36,069	0.1
1,669		Quanex Building Products Corp.	28,390	0.0
1,800		Resources Connection, Inc.	23,526	0.0
7,880		Robbins & Myers, Inc.	384,623	0.6
1,633		Simpson Manufacturing Co., Inc.	48,696	0.1
1,974		Skywest, Inc.	22,543	0.0
1,500		Standard Register Co.	2,355	0.0
1,600		Standex International Corp.	61,136	0.1
10,071	@	SYKES Enterprises, Inc.	138,778	0.2
10,140	@	Teledyne Technologies, Inc.	604,344	1.0
800		Tennant Co.	32,832	0.1
17,115	@	Tetra Tech, Inc.	420,344	0.7
1,233		Toro Co.	83,523	0.1
755	@	TrueBlue, Inc.	12,503	0.0
2,688		Unifirst Corp.	161,495	0.3
2,536		United Stationers, Inc.	73,645	0.1
858		Universal Forest Products, Inc.	27,576	0.0
2,550		Viad Corp.	49,623	0.1
2,500		Vicor Corp.	20,300	0.0
1,100		Watts Water Technologies, Inc.	43,494	0.1
			9,571,731	15.2
		Information Technology: 19.1%
1,875	@	Advanced Energy Industries, Inc.	22,500	0.0
1,900	@	Agilysys, Inc.	15,295	0.0
1,267	@	Anixter International, Inc.	88,107	0.1
5,558	@	Arris Group, Inc.	63,306	0.1
700	@	ATMI, Inc.	15,421	0.0
3,700	@	Avid Technology, Inc.	39,405	0.1
1,300		Bel Fuse, Inc.	22,724	0.0
2,790	@	Benchmark Electronics, Inc.	45,812	0.1
2,253		Black Box Corp.	60,651	0.1
2,200		Blackbaud, Inc.	69,410	0.1
1,400	@	Bottomline Technologies, Inc.	39,340	0.1
2,571	@	Brightpoint, Inc.	22,625	0.0
18,127		Brooks Automation, Inc.	216,618	0.3
794		Cabot Microelectronics Corp.	39,898	0.1
1,016	@	CACI International, Inc.	60,086	0.1
1,800	@	Cardtronics, Inc.	47,862	0.1
2,950	@	Ceva, Inc.	72,717	0.1
13,357	@	Checkpoint Systems, Inc.	148,263	0.2
9,100	@	Ciber, Inc.	39,858	0.1
2,600	@	Cirrus Logic, Inc.	61,308	0.1
1,861		Cognex Corp.	79,353	0.1
3,050		Cohu, Inc.	34,221	0.1
1,584	@	Commvault Systems, Inc.	81,687	0.1
4,000	@	comScore, Inc.	87,960	0.1
9,353		Comtech Telecommunications	301,821	0.5
8,669	@	CSG Systems International	138,791	0.2
4,360		CTS Corp.	43,382	0.1
1,150	@	Cymer, Inc.	52,877	0.1
4,648		Daktronics, Inc.	41,832	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
1,486	@	DealerTrack Holdings, Inc.	$41,385	0.1
3,200	@	Digi International, Inc.	35,968	0.1
20,700	@	Digital River, Inc.	365,355	0.6
1,900	@	Diodes, Inc.	47,196	0.1
3,000	@	DSP Group, Inc.	19,170	0.0
805	@	DTS, Inc.	22,604	0.0
1,300		Ebix, Inc.	30,290	0.0
3,050		Electro Scientific Industries, Inc.	42,212	0.1
3,300	@	Entropic Communications, Inc.	20,344	0.0
4,000		EPIQ Systems, Inc.	45,960	0.1
5,650	@	Exar Corp.	39,550	0.1
2,100	@	Faro Technologies, Inc.	116,466	0.2
1,300	@	FEI Co.	57,876	0.1
1,850		Forrester Research, Inc.	59,626	0.1
58,400	@, L	GT Advanced Technologies, Inc.	499,904	0.8
38,184	@	Harmonic, Inc.	224,904	0.4
1,501		Heartland Payment Systems, Inc.	42,508	0.1
1,050	@	Hittite Microwave Corp.	60,039	0.1
3,800	@	iGate Corp.	66,234	0.1
4,800	@	Infospace, Inc.	55,728	0.1
10,369	@	Insight Enterprises, Inc.	216,712	0.3
1,800	@	Interactive Intelligence Group	50,400	0.1
13,546	@	Intermec, Inc.	101,324	0.2
2,900	@	Intevac, Inc.	22,910	0.0
17,889		j2 Global, Inc.	528,978	0.8
13,006	@	JDA Software Group, Inc.	325,930	0.5
8,500	@	Kopin Corp.	30,600	0.0
16,800	@	Kulicke & Soffa Industries, Inc.	189,168	0.3
2,500	@	Liquidity Services, Inc.	108,125	0.2
950		Littelfuse, Inc.	50,284	0.1
6,000	@	LivePerson, Inc.	90,480	0.1
700	@	LogMeIn, Inc.	25,802	0.0
1,014	@	Manhattan Associates, Inc.	47,009	0.1
11,298		MAXIMUS, Inc.	471,240	0.7
1,900	@	Measurement Specialties, Inc.	61,788	0.1
3,850	@	Mercury Computer Systems, Inc.	55,325	0.1
4,668		Methode Electronics, Inc.	42,712	0.1
2,211		Micrel, Inc.	23,591	0.0
30,007	@	Microsemi Corp.	627,746	1.0
300	@	MicroStrategy, Inc.	40,677	0.1
2,277		MKS Instruments, Inc.	68,196	0.1
9,400	@	Monolithic Power Systems, Inc.	174,746	0.3
4,500	@	Monotype Imaging Holdings, Inc.	63,135	0.1
2,000		MTS Systems Corp.	98,220	0.2
700	@	Nanometrics, Inc.	12,285	0.0
1,000	@	NCI, Inc.	7,200	0.0
12,544	@	Netgear, Inc.	471,278	0.7
11,797	@	Netscout Systems, Inc.	250,450	0.4
4,765	@	Newport Corp.	79,671	0.1
6,700	@	Novatel Wireless, Inc.	22,981	0.0
5,750	@	Oplink Communications, Inc.	94,357	0.1
1,900		Opnet Technologies, Inc.	54,245	0.1
750	@	OSI Systems, Inc.	44,250	0.1
2,601		Park Electrochemical Corp.	74,128	0.1
2,300		PC-Tel, Inc.	16,905	0.0
3,900	@	Perficient, Inc.	47,112	0.1
3,100	@	Pericom Semiconductor Corp.	23,839	0.0
1,262	@	Plexus Corp.	43,791	0.1
1,050		Power Integrations, Inc.	39,165	0.1
20,625	@	Progress Software Corp.	478,294	0.8
5,250		Pulse Electronics Corp.	16,170	0.0
2,936	@	Radisys Corp.	21,991	0.0
1,700	@	Rofin-Sinar Technologies, Inc.	39,882	0.1
600	@	Rogers Corp.	22,254	0.0
14,300	@, L	Rubicon Technology, Inc.	128,271	0.2
4,000	@	Rudolph Technologies, Inc.	39,480	0.1
1,000	@	Scansource, Inc.	37,000	0.1
12,041	@	Sigma Designs, Inc.	69,236	0.1
950	@	Sourcefire, Inc.	42,769	0.1
1,515	@	Stamps.com, Inc.	39,163	0.1
5,400	@	Standard Microsystems Corp.	138,186	0.2
900	@	Stratasys, Inc.	33,156	0.0
3,300	@	Super Micro Computer, Inc.	54,582	0.1
1,600	@	Supertex, Inc.	29,536	0.0
5,400	@	Symmetricom, Inc.	31,698	0.0
1,069	@	Synaptics, Inc.	39,286	0.1
1,100	@	Synchronoss Technologies, Inc.	36,806	0.1
993	@	SYNNEX Corp.	40,941	0.1
2,408	@	Take-Two Interactive Software, Inc.	37,204	0.1
1,868	@	Taleo Corp.	85,592	0.1
8,797	@	TeleTech Holdings, Inc.	134,330	0.2
20,975		Tessera Technologies, Inc.	352,380	0.6
6,593	@	Triquint Semiconductor, Inc.	42,459	0.1
27,595	@	TTM Technologies, Inc.	323,137	0.5
1,366	@	Tyler Technologies, Inc.	51,594	0.1
1,133	@	Ultratech, Inc.	30,829	0.0
34,716		United Online, Inc.	175,663	0.3
1,281	@, L	Veeco Instruments, Inc.	34,638	0.1
1,830	@, L	Viasat, Inc.	84,418	0.1
2,300	@	Virtusa Corp.	35,949	0.1
700	@	Volterra Semiconductor Corp.	21,511	0.0
1,450	@	Websense, Inc.	26,115	0.0
7,636	@	Wright Express Corp.	472,516	0.7

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
3,800	@	XO Group, Inc.	$34,352	0.1
			12,024,592	19.1
		Materials: 5.3%
1,425		A Schulman, Inc.	36,822	0.1
4,500	L	AK Steel Holding Corp.	35,640	0.1
2,100	@, L	AM Castle & Co.	24,045	0.0
469		Amcol International Corp.	13,756	0.0
2,900		American Vanguard Corp.	47,908	0.1
9,001		Balchem Corp.	245,277	0.4
1,710		Buckeye Technologies, Inc.	58,414	0.1
7,125	@	Calgon Carbon Corp.	107,659	0.2
36,580	@	Century Aluminum Co.	358,850	0.6
724	@	Clearwater Paper Corp.	24,840	0.0
1,350		Deltic Timber Corp.	88,033	0.1
1,200		Eagle Materials, Inc.	37,656	0.1
1,100		Hawkins, Inc.	42,625	0.1
1,500		Haynes International, Inc.	94,935	0.1
1,491		HB Fuller Co.	44,924	0.1
7,700	@	Headwaters, Inc.	23,408	0.0
600		Kaiser Aluminum Corp.	29,004	0.0
14,800	@	KapStone Paper and Packaging Corp.	297,480	0.5
7,400		Koppers Holdings, Inc.	278,462	0.4
2,600	@	Kraton Performance Polymers, Inc.	72,254	0.1
2,300	@	LSB Industries, Inc.	92,506	0.1
6,917	@	Materion Corp.	203,014	0.3
4,350		Myers Industries, Inc.	57,942	0.1
1,850		Neenah Paper, Inc.	51,596	0.1
1,200		Olympic Steel, Inc.	28,128	0.0
12,850	@	OM Group, Inc.	353,118	0.6
3,468		PolyOne Corp.	46,575	0.1
1,640		Quaker Chemical Corp.	67,584	0.1
1,650	@	RTI International Metals, Inc.	37,191	0.1
712		Schweitzer-Mauduit International, Inc.	49,876	0.1
1,030		Stepan Co.	90,053	0.1
1,600	@, L	STR Holdings, Inc.	11,360	0.0
6,900	@	SunCoke Energy, Inc.	98,877	0.2
700	L	Texas Industries, Inc.	23,681	0.0
2,994		Tredegar Corp.	69,581	0.1
6,200		Wausau Paper Corp.	57,908	0.1
2,764		Zep, Inc.	41,930	0.1
			3,342,912	5.3
		Telecommunications: 0.6%
1,150		Atlantic Tele-Network, Inc.	44,068	0.1
4,435	@	Cbeyond, Inc.	34,061	0.0
5,400	@	Cincinnati Bell, Inc.	20,250	0.0
4,600	@	General Communication, Inc.	48,714	0.1
1,869		Lumos Networks Corp.	23,923	0.0
6,633	@	Neutral Tandem, Inc.	74,024	0.1
4,569		NTELOS Holdings Corp.	106,229	0.2
2,793		USA Mobility, Inc.	38,320	0.1
			389,589	0.6
		Utilities: 4.1%
5,200		Allete, Inc.	216,216	0.3
6,050		American States Water Co.	223,003	0.3
2,352		Avista Corp.	58,094	0.1
1,700		Central Vermont Public Service Corp.	59,908	0.1
1,917		CH Energy Group, Inc.	127,806	0.2
1,864		El Paso Electric Co.	61,009	0.1
948		Laclede Group, Inc.	38,953	0.1
1,662		New Jersey Resources Corp.	77,599	0.1
6,850		Northwest Natural Gas Co.	313,525	0.5
7,500		NorthWestern Corp.	260,475	0.4
3,367		Piedmont Natural Gas Co.	109,091	0.2
1,200		South Jersey Industries, Inc.	62,400	0.1
12,854		Southwest Gas Corp.	548,223	0.9
2,150		UIL Holdings Corp.	75,788	0.1
9,622		Unisource Energy Corp.	353,993	0.6
			2,586,083	4.1
		Total Common Stock
		(Cost $53,393,635)	62,041,212	98.3
RIGHTS: —%
		Materials: —%
3,200	X	Gerber Scientific	—	—
		Total Rights
		(Cost $—)	—	—
		Total Long-Term Investments
		(Cost $53,393,635)	62,041,212	98.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
		Securities Lending Collateral(cc)(1): 3.0%
1,000,000		BNP Paribas Bank, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.000%-5.500%, Market Value plus accrued interest $1,020,000, due 01/01/22-02/01/42)	$1,000,000	1.6

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(cc)(1): (continued)
922,697		Cantor Fitzgerald, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $922,702, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $941,151, due 05/01/51-09/01/49)	$922,697	1.4
			1,922,697	3.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.6%
986,648		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $986,648)	$986,648	1.6
		Total Short-Term Investments
		(Cost $2,909,345)	2,909,345	4.6
		Total Investments in Securities (Cost $56,302,980)	$64,950,557	102.9
		Liabilities in Excess of Other Assets	(1,851,266)	(2.9)
		Net Assets	$63,099,291	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $57,015,437.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$10,533,447
		Gross Unrealized Depreciation	(2,598,327)
		Net Unrealized Appreciation	$7,935,120

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 2/29/2012
Asset Table
Investments, at value
Common Stock*	$62,041,212	$—	$—	$62,041,212
Rights	—	—	—	—
Short-Term Investments	986,648	1,922,697	—	2,909,345
Total Investments, at value	$63,027,860	$1,922,697	$—	$64,950,557
Other Financial Instruments+
Futures	107,114	—	—	107,114
Total Assets	$63,134,974	$1,922,697	$—	$65,057,671

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended February 29, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Index Plus SmallCap Fund Open Futures Contracts on February 29, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	13	03/16/12	$1,050,270	$107,114
			$1,050,270	$107,114

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended February 29, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/29/2012
Asset Table
Investments, at value
Rights	$—	$—	$—	$—	$—	$—	$—	$—	$—
Short-Term Investments	267,541	—	(267,541)	—	(66,885)	66,885	—	—	—
Total Investments, at value	$267,541	$—	$(267,541)	$—	$(66,885)	$66,885	$—	$—	$—

As of February 29, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 29, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Consumer Discretionary: 13.7%
75,348		Arbitron, Inc.	$2,519,637	0.7
75,825	@	Ascena Retail Group, Inc.	2,926,845	0.8
49,272	@	Bally Technologies, Inc.	2,115,740	0.6
67,000	@	Childrens Place Retail Stores, Inc.	3,400,250	0.9
153,459	@	Collective Brands, Inc.	2,765,331	0.7
176,895		Cooper Tire & Rubber Co.	2,936,457	0.8
122,900		Finish Line	2,825,471	0.7
39,681		Gildan Activewear, Inc.	991,232	0.3
26,200	@	Hibbett Sporting Goods, Inc.	1,282,490	0.3
94,300	@	Jack in the Box, Inc.	2,249,055	0.6
144,615	@	La-Z-Boy, Inc.	2,066,548	0.5
80,873	@	Life Time Fitness, Inc.	4,000,787	1.0
270,700	@	OfficeMax, Inc.	1,515,920	0.4
218,647	@	Orient-Express Hotels Ltd.	2,162,419	0.6
52,463	@	Papa John’s International, Inc.	1,949,525	0.5
49,930		Pool Corp.	1,817,452	0.5
125,400		Regis Corp.	2,170,674	0.6
272,081	@	Ruby Tuesday, Inc.	2,116,790	0.6
143,300	@	Sally Beauty Holdings, Inc.	3,410,540	0.9
209,592	@	Sonic Corp.	1,731,230	0.4
121,000	@	Wet Seal, Inc.	423,500	0.1
58,050		Wolverine World Wide, Inc.	2,214,027	0.6
52,270		Wyndham Worldwide Corp.	2,299,357	0.6
			51,891,277	13.7
		Consumer Staples: 1.5%
45,480		Casey’s General Stores, Inc.	2,329,940	0.6
72,385		Flowers Foods, Inc.	1,385,449	0.4
19,000		Sanderson Farms, Inc.	934,800	0.2
59,233		Spartan Stores, Inc.	1,056,717	0.3
			5,706,906	1.5
		Energy: 6.3%
142,900	@	Bill Barrett Corp.	4,176,967	1.1
129,350	@	Carrizo Oil & Gas, Inc.	3,643,789	1.0
51,000	@	Dril-Quip, Inc.	3,569,490	0.9
87,898	@	Energy Partners Ltd.	1,497,782	0.4
101,100	@	Key Energy Services, Inc.	1,724,766	0.5
167,300	@	McMoRan Exploration Co.	2,342,200	0.6
132,040	L	Nordic American Tanker Shipping	1,844,599	0.5
235,700	@	Petroquest Energy, Inc.	1,437,770	0.4
73,719	@	Unit Corp.	3,506,813	0.9
			23,744,176	6.3
		Financials: 19.5%
26,200	@	Affiliated Managers Group, Inc.	2,787,418	0.7
69,900		American Campus Communities, Inc.	2,876,385	0.8
146,600		Capitol Federal Financial, Inc.	1,713,754	0.5
61,338		Cash America International, Inc.	2,844,856	0.8
29,693	@	Citizens Republic Bancorp, Inc.	406,497	0.1
93,047		Columbia Banking System, Inc.	1,967,944	0.5
262,509		CubeSmart	2,961,102	0.8
422,165		DCT Industrial Trust, Inc.	2,389,454	0.6
45,639		Delphi Financial Group	2,033,674	0.5
73,580	@	Encore Capital Group, Inc.	1,639,362	0.4
52,752		Entertainment Properties Trust	2,400,216	0.6
158,800		First Horizon National Corp.	1,492,720	0.4
135,300		FirstMerit Corp.	2,171,565	0.6
65,070		Flushing Financial Corp.	842,656	0.2
16,900		Hatteras Financial Corp.	481,312	0.1
50,643		IBERIABANK Corp.	2,686,105	0.7
24,200		Jones Lang LaSalle, Inc.	1,970,122	0.5
126,700	@	Knight Capital Group, Inc.	1,678,775	0.5
139,284		LaSalle Hotel Properties	3,716,097	1.0
117,187		National Retail Properties, Inc.	3,123,034	0.8
109,700	@	Netspend Holdings, Inc.	944,517	0.3
49,275	@	Piper Jaffray Cos.	1,211,179	0.3
160,402		Primerica, Inc.	4,013,258	1.1
34,811		ProAssurance Corp.	3,055,013	0.8
64,009		Prosperity Bancshares, Inc.	2,799,754	0.7
141,843		Provident Financial Services, Inc.	1,948,923	0.5
79,700		Redwood Trust, Inc.	922,129	0.3
85,900		Selective Insurance Group	1,475,762	0.4
50,506	@	Signature Bank	2,998,036	0.8
147,900		Starwood Property Trust, Inc.	2,919,546	0.8
337,500		Susquehanna Bancshares, Inc.	3,128,625	0.8
53,820	@	SVB Financial Group	3,190,450	0.9
82,738		Wintrust Financial Corp.	2,789,098	0.7
			73,579,338	19.5
		Health Care: 11.3%
42,776	@	Acorda Therapeutics, Inc.	1,119,020	0.3
55,954	@	Align Technology, Inc.	1,432,982	0.4
79,785	@	Amsurg Corp.	2,084,782	0.6
64,100	@	Centene Corp.	3,128,080	0.8

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
43,329	@	Cubist Pharmaceuticals, Inc.	$1,857,081	0.5
47,050	@	Haemonetics Corp.	3,153,761	0.8
203,350	@	Healthsouth Corp.	4,140,206	1.1
75,200	@	Impax Laboratories, Inc.	1,755,920	0.5
103,900	@, L	Incyte Corp., Ltd.	1,762,144	0.5
75,153	@	Medicines Co.	1,610,529	0.4
38,100	@	Mednax, Inc.	2,834,259	0.8
74,906		Meridian Bioscience, Inc.	1,349,806	0.4
179,071	@, L	Nektar Therapeutics	1,283,939	0.3
59,376	@	Onyx Pharmaceuticals, Inc.	2,275,288	0.6
89,134		Owens & Minor, Inc.	2,670,455	0.7
109,237	@	PSS World Medical, Inc.	2,646,813	0.7
18,200	@	Salix Pharmaceuticals Ltd.	897,624	0.2
84,029	@, L	Savient Pharmaceuticals, Inc.	168,898	0.0
59,534		Steris Corp.	1,868,177	0.5
60,000	@	Thoratec Corp.	2,070,000	0.5
58,334		Universal Health Services, Inc.	2,602,280	0.7
			42,712,044	11.3
		Industrials: 17.8%
137,526		Actuant Corp.	3,874,107	1.0
67,000		Acuity Brands, Inc.	4,166,730	1.1
48,500	@	Allegiant Travel Co.	2,424,030	0.6
77,639	@	Atlas Air Worldwide Holdings, Inc.	3,308,974	0.9
128,242		Barnes Group, Inc.	3,552,303	0.9
101,730		Brady Corp.	3,250,273	0.9
49,954	@	Clean Harbors, Inc.	3,354,911	0.9
274,400	@	Diana Shipping, Inc.	2,508,016	0.7
211,400		Heartland Express, Inc.	3,058,958	0.8
97,928	@	HUB Group, Inc.	3,489,175	0.9
12,548	@	Kirby Corp.	861,044	0.2
53,855	@	Mobile Mini, Inc.	1,163,268	0.3
180,750	@	Orbital Sciences Corp.	2,539,537	0.7
54,606		Regal-Beloit Corp.	3,685,905	1.0
42,953		Resources Connection, Inc.	561,396	0.2
61,200	@	Teledyne Technologies, Inc.	3,647,520	1.0
97,751	@	Tetra Tech, Inc.	2,400,765	0.6
52,448		Toro Co.	3,552,827	0.9
69,673	@	TrueBlue, Inc.	1,153,785	0.3
72,300		Universal Forest Products, Inc.	2,323,722	0.6
101,203		Waste Connections, Inc.	3,291,122	0.9
36,025		Watsco, Inc.	2,571,825	0.7
100,139		Watts Water Technologies, Inc.	3,959,496	1.0
61,500		Woodward Governor Co.	2,691,855	0.7
			67,391,544	17.8
		Information Technology: 16.3%
64,600	@	Acme Packet, Inc.	1,969,008	0.5
102,300		Adtran, Inc.	3,606,075	1.0
181,741	@	Advanced Energy Industries, Inc.	2,180,892	0.6
19,080	@	Anixter International, Inc.	1,326,823	0.4
48,959	@	Ansys, Inc.	3,093,230	0.8
111,600	@	Ariba, Inc.	3,512,052	0.9
184,020	@	Arris Group, Inc.	2,095,988	0.6
130,700	@, L	Aruba Networks, Inc.	2,821,813	0.7
80,263	@	Bankrate, Inc.	1,913,470	0.5
30,170	@	CACI International, Inc.	1,784,254	0.5
76,100	@	Cardtronics, Inc.	2,023,499	0.5
52,300	@	Concur Technologies, Inc.	3,083,085	0.8
45,769	@	FEI Co.	2,037,636	0.5
225,150	@	Formfactor, Inc.	1,150,516	0.3
75,965	@	Fortinet, Inc.	2,054,853	0.5
62,025	@	Integrated Device Technology, Inc.	428,593	0.1
154,400	@	Intermec, Inc.	1,154,912	0.3
54,478	@	Micros Systems, Inc.	2,829,043	0.8
130,924	@	Microsemi Corp.	2,738,930	0.7
98,872		MKS Instruments, Inc.	2,961,216	0.8
142,800	@	Parametric Technology Corp.	3,812,760	1.0
72,803	@	Plexus Corp.	2,526,264	0.7
56,500		Power Integrations, Inc.	2,107,450	0.6
128,150	@	Progress Software Corp.	2,971,798	0.8
49,500	@	QLIK Technologies, Inc.	1,498,365	0.4
50,100	@	QLogic Corp.	861,219	0.2
64,330	@	Quest Software, Inc.	1,287,887	0.3
64,800	@	Riverbed Technolgoy, Inc.	1,844,856	0.5
			61,676,487	16.3
		Materials: 5.4%
86,901		Buckeye Technologies, Inc.	2,968,538	0.8
196,000		Commercial Metals Co.	2,604,840	0.7
117,100		HB Fuller Co.	3,528,223	1.0
42,707		Minerals Technologies, Inc.	2,757,591	0.7
411,125	@	Thompson Creek Metals Co., Inc.	2,992,990	0.8
179,400		Worthington Industries	3,026,478	0.8
151,849		Zep, Inc.	2,303,550	0.6
			20,182,210	5.4
		Telecommunications: 1.0%
117,819		Alaska Communications Systems Group, Inc.	377,021	0.1
33,435		Lumos Networks Corp.	427,968	0.1
22,635		NTELOS Holdings Corp.	526,264	0.2
47,725	@	SBA Communications Corp.	2,239,734	0.6
			3,570,987	1.0

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 29, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 3.0%
97,560	Cleco Corp.	$3,754,109	1.0
88,300	El Paso Electric Co.	2,890,059	0.8
60,360	Idacorp, Inc.	2,443,373	0.6
95,400	Portland General Electric Co.	2,350,656	0.6
		11,438,197	3.0
	Total Common Stock
	(Cost $339,862,880)	361,893,166	95.8
EXCHANGE-TRADED FUNDS: 1.8%
83,500	iShares Russell 2000 Index Fund	6,762,665	1.8
	Total Exchange-Traded Funds
	(Cost $6,803,109)	6,762,665	1.8
	Total Long-Term Investments
	(Cost $346,665,989)	368,655,831	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
	Securities Lending Collateral(cc)(1): 1.3%
239,662	Barclays Bank PLC, Repurchase Agreement dated 02/29/12, 0.19%, due 03/01/12 (Repurchase Amount $239,663, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $244,455, due 04/15/12-02/15/42)	$239,662	0.1
1,138,387	Merrill Lynch & Co., Inc., Repurchase Agreement dated 02/29/12, 0.16%, due 03/01/12 (Repurchase Amount $1,138,392, collateralized by various U.S. Government Securities, 0.875%, Market Value plus accrued interest $1,161,159, due 01/31/17)	1,138,387	0.3
1,138,387	Mizuho Securities USA Inc., Repurchase Agreement dated 02/29/12, 0.22%, due 03/01/12 (Repurchase Amount $1,138,394, collateralized by various U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,161,155, due 11/01/20-02/25/44)	1,138,387	0.3
1,138,387	Royal Bank of Canada, Repurchase Agreement dated 02/29/12, 0.18%, due 03/01/12 (Repurchase Amount $1,138,393, collateralized by various U.S. Government Agency Obligations, 4.000%-5.500%, Market Value plus accrued interest $1,161,155, due 07/01/24-08/20/40)	1,138,387	0.3
1,138,387	UBS Warburg LLC, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $1,138,393, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,161,155, due 12/01/21-02/01/42)	1,138,387	0.3
		4,793,210	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
9,196,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $9,196,000)	$9,196,000	2.4
	Total Short-Term Investments
	(Cost $13,989,210)	13,989,210	3.7
	Total Investments in Securities (Cost $360,655,199)	$382,645,041	101.3
	Liabilities in Excess of Other Assets	(4,883,105)	(1.3)
	Net Assets	$377,761,936	100.0

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 29, 2012 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at February 29, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	Cost for federal income tax purposes is $360,721,093.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$42,003,412
	Gross Unrealized Depreciation	(20,079,464)
	Net Unrealized Appreciation	$21,923,948

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 2/29/2012
Asset Table
Investments, at value
Common Stock*	$361,893,166	$—	$—	$361,893,166
Exchange-Traded Funds	6,762,665	—	—	6,762,665
Short-Term Investments	9,196,000	4,793,210	—	13,989,210
Total Investments, at value	$377,851,831	$4,793,210	$—	$382,645,041

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended February 29, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended February 29, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/29/2012
Asset Table
Investments, at value
Short-Term Investments	$84,165	$—	$(84,165)	$—	$(21,041)	$21,041	$—	$—	$—
Total Investments, at value	$84,165	$—	$(84,165)	$—	$(21,041)	$21,041	$—	$—	$—

As of February 29, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 25, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 25, 2012